As filed with the Securities and Exchange Commission on February 28, 2000
                                                      1933 Act File No. 33-56672
                                                      1940 Act File No. 811-7418

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
                        Pre-Effective Amendment No.                     [ ]
                        Post-Effective Amendment No. 19                 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No.  21


                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                  ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Inc.         Kirkpatrick & Lockhart LLP
100 Light Street                     1800 Massachusetts Ave. N.W.
Baltimore, Maryland  21202           Second Floor
(Name and Address of                 Washington, D.C.  20036-1800
 Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately  upon filing  pursuant to Rule 485(b)
[ ] on  _________________ pursuant to Rule 485(b)
[X] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on _____  pursuant to Rule  485(a)(i)
[ ] 75 days after filing  pursuant to Rule 485(a)(ii)
[ ] on , 1999 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Global Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Global Income Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
Legg Mason Europe Fund
Part A - Primary Class and Class A Prospectus

Navigator Global Income Trust
Navigator International Equity Trust
Navigator Emerging Markets Trust
Navigator Europe Fund
Part A - Navigator Class Prospectus

Legg Mason Global Income Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
Legg Mason Europe Fund
(Class A Shares, Primary Class Shares and Navigator Class Shares)
Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Legg Mason Global Trust, Inc.:
         Legg Mason Global Income Trust
         Legg Mason International Equity Trust
         Legg Mason Emerging Markets Trust
         Legg Mason Europe Fund



                  PRIMARY CLASS AND CLASS A PROSPECTUS         April _____, 2000
                  logo



                  THE ART OF INVESTING(SM)



As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:

xx    Investment objectives

xx    Principal Risks

xx    Performance

xx    Fees and expenses of the funds

xx    Management


About your investment:

xx    How to invest

xx    How to sell your shares

xx    Account policies

xx    Services for investors

xx    Dividends and taxes

xx    Financial highlights

Legg Mason Global Trust, Inc.

[icon] INVESTMENT OBJECTIVES

GLOBAL INCOME TRUST

INVESTMENT OBJECTIVE: Current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests at least 75% of its total assets in fixed income securities rated investment grade by Moody's Investor's Service, Inc. ("Moody's") or Standard & Poor's, Inc. ("S&P") or, if unrated by Moody's or S&P, judged by Western Asset Management Company, the fund's adviser, to be of comparable quality. The types of fixed income securities in which the fund may invest include:

o        U.S. and foreign investment-grade corporate debt securities
o U.S. and foreign high-yielding corporate debt securities (including those commonly known as "junk bonds")
o        sovereign debt obligations of developed nations
o        sovereign debt obligations of emerging market countries
o        mortgage-related and asset-backed securities

The fund will maintain a minimum of 25% of its total assets in debt securities issued or guaranteed by the U.S. Government or foreign governments, their agencies, instrumentalities or political subdivisions. The debt securities in which the fund may invest, and the average maturity of the fund's portfolio, may be of any maturity. The fund may invest in corporate fixed income securities rated as low as C by Moody's or D by S&P or in non-rated securities deemed by the adviser to be of comparable quality.

Under normal circumstances, the fund will invest no more than 40% of its total assets in any one country other than the United States. There is no other limit on the percentage of assets that may be invested in any one country or currency.

Up to an aggregate of 25% of the fund's assets may be invested in below investment grade securities of foreign and domestic issuers, loans of banks and other financial institutions (which may be below investment grade), convertible securities, and common and preferred stock.

The adviser has a number of proprietary tools which attempt to define the inter-relationship between bond markets, sectors and maturities. Target ranges and prices are established as part of the adviser's strategy process, monitored daily and re-balanced if necessary as dictated by macro-economic or company-specific events. This ongoing screening drives the adviser's discipline for buying, selling or holding any securities or currency position. The adviser deviates from the discipline only if exceptional circumstances disrupt the orderly functioning of the markets. The adviser's management style favors "sector rotation," which may result in high portfolio turnover.

The adviser sells securities when they have realized what the adviser believes is their potential value or when the adviser believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may borrow money or invest without limit in cash and U.S. dollar-denominated money market instruments including repurchase agreements. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

INTERNATIONAL EQUITY TRUST

INVESTMENT OBJECTIVE: Maximum long-term total return.

PRINCIPAL  INVESTMENT  STRATEGIES:   Batterymarch  Financial  Management,   Inc.
("Batterymarch"), the fund's adviser, currently intends to invest substantially all of the fund's assets in non-U.S. equity securities.

The primary focus of the adviser is stock selection, with a secondary focus on country allocation. The adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks more than 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model measure growth, value, changes in earnings expectations and technical indicators. Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors in each market that its research indicates are effective. The adviser runs the stock selection model and re-balances the portfolio daily, purchasing stocks ranked "buys" by the model and selling all stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

Region and country allocation for the developed markets portion of the fund is based on rankings generated by the adviser's proprietary country model. The adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, the United Kingdom, France, Canada and Germany.

The fund may invest up to 35% of its total assets in emerging market securities. The adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies that the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

The fund's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies.

More than 25% of the fund's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be investment grade. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE: Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Batterymarch, the fund's adviser, intends to invest substantially all of the fund's assets in equity securities and convertible securities of emerging market issuers.

The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

More than 25% of the fund's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

The adviser focuses on higher-quality, dominant emerging markets companies that the adviser believes to have strong growth prospects and reasonable valuations, selected from a principal investable universe of approximately 1,000 stocks. The adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the adviser with tested quantitative valuation disciplines in those markets where reliable data are available. In determining country allocation, the adviser also merges quantitative and fundamental approaches. In markets with reliable historical data, buy and sell decisions are driven by a combination of quantitative valuations and the adviser's fundamental opinions. Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the adviser to be investment grade. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

EUROPE FUND


INVESTMENT OBJECTIVE: Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Lombard Odier International Portfolio Management, Limited ("Lombard Odier" or "sub-adviser"), the fund's sub-adviser, under normal circumstances, invests substantially all of the fund's assets in equity securities of European issuers that it believes offer above-average potential for capital appreciation. Such securities include common and preferred stocks, convertible securities, rights and warrants. The sub-adviser focuses on relatively larger capitalized issuers with good earnings, growth potential and strong management.

A smaller portion of the fund's assets may be invested in fixed income securities such as obligations of foreign or domestic governments, government agencies or municipalities and obligations of foreign or domestic companies. The sub-adviser will invest in such securities for potential capital appreciation.

Securities in the fund's portfolio may be sold when they attain certain price targets or when better opportunities arise. Sell decisions also are affected by the level of subscriptions and redemptions of shares of the fund. The sub-adviser's investment technique may result in high portfolio turnover.

For temporary defensive purposes, the fund may hold all or a portion of its total assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

[icon] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors can lose money by investing in the funds. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK:

International Equity Trust, Emerging Markets Trust and Europe Fund invest primarily in foreign equity securities. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. A fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

FOREIGN SECURITIES RISK:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some foreign governments have defaulted on principal and interest payments.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a fund to pursue its rights against a foreign government in that country's courts.

EMERGING MARKETS RISK:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because each of the funds may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

CURRENCY RISK:

Because each of the funds invests significantly in securities denominated in foreign currencies, the funds may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The funds may from time to time hedge a portion of their currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

The conversion of certain European currencies into the Euro began on January 1, 1999, and is expected to continue into 2002. Full implementation of the Euro may be delayed and difficulties with the conversion may significantly impact European capital markets resulting in increased volatility in world capital markets. Individual issuers may suffer substantial losses if they or their suppliers are not adequately prepared for the transition.

CONCENTRATION AND NON-DIVERSIFICATION:

Europe Fund invests primarily in securities of European issuers. A fund concentrating a significant portion of its investment in a single region will be more susceptible to factors adversely affecting issuers within that region than would a less concentrated portfolio of securities.

European issuers are subject to the special risks in that region, including risks related to the introduction of the Euro and the potential for difficulties in its acceptance and the emergence of more unified economic and financial governance in the European Monetary Union ("EMU") countries.

Global Income is a non-diversified fund. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a diversified fund.

RISKS OF FIXED-INCOME SECURITIES:

Global Income invests substantially all of its assets in fixed-income securities. Europe Fund may invest up to 35% of its total assets in fixed-income securities. International Equity Trust and Emerging Markets Trust may also invest in fixed-income securities to a lesser extent.

INTEREST RATE RISK -

Fixed income securities are subject to interest rate risk, which is the possibility that the market prices of the funds' investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

CREDIT RISK -

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which each fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Moody's  considers debt securities rated in the lowest investment grade category
(Baa) to have speculative characteristics. Debt securities rated below investment grade are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

CALL RISK -

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

INVESTMENT MODELS:

The proprietary models used by the advisers to evaluate securities markets are based on the advisers' understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

PORTFOLIO TURNOVER -

Each fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

Each fund has two authorized classes of shares: Primary Class shares and Navigator Class shares; Europe Fund has an additional authorized class of shares: Class A shares. The information provided below for Europe Fund is primarily for Class A shares which is the class of shares with the longest history. Its expenses generally are slightly lower, and its performance higher than Primary Class shares. Each class is subject to different expenses and a different sales charge structure. The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. Sales charges have not been deducted from total returns (in the bar chart) for Class A shares. Returns would have been lower had these charges been deducted.

                   GLOBAL INCOME TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%) :

24%

21%
                             20.80
18%

15%

12%                                                     11.50

9%                                     8.22

6%

3%

0%
                   -1.40                        -1.69
-3%

                   1994      1995      1996     1997    1998      1999


DURING THE PAST SIX CALENDAR YEARS:


--------------------------------------------------------------------------------
                              QUARTER ENDED                TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                    %
--------------------------------------------------------------------------------
Worst quarter:                                                   %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999, are compared with the Salomon Brothers World Government Bond Index.

--------------------------------------------------------------------------------
                                       1 Year      5 Years    Life of Class
--------------------------------------------------------------------------------
Global Income Trust                                                (a)
--------------------------------------------------------------------------------
Salomon Brothers World Government                                  (b)
Bond Index
--------------------------------------------------------------------------------

(a)      April 15, 1993 (commencement of operations) to December 31, 1999.
(b)      For the period April 30, 1993 to December 31, 1999.


                INTERNATIONAL EQUITY TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%) :

18%
                   16.49
15%

12%

9%                                     8.49

6%

3%
                             1.76
0%                 1996      1997      1998      1999


DURING THE PAST FOUR CALENDAR YEARS:


--------------------------------------------------------------------------------
                                         QUARTER ENDED            TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                          %
--------------------------------------------------------------------------------
Worst quarter:                                                         %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index.

---------------------------------------------------------------------
                                       1 Year       Life of Class
---------------------------------------------------------------------
International Equity Trust                                (a)
---------------------------------------------------------------------
MSCI EAFE Index                                           (b)
---------------------------------------------------------------------

(a)      February 17, 1995 (commencement of operations) to December 31, 1999.
(b)      For the period February 28, 1995 to December 31, 1999.

                  EMERGING MARKETS TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%) :

5%

0%

-5%
                   -6.18
-10%

-15%

-20%

-25%

-30%                         -29.34

                   1997      1998      1999



DURING THE PAST THREE CALENDAR YEARS:


--------------------------------------------------------------------------------
                                      QUARTER ENDED          TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                      %
--------------------------------------------------------------------------------
Worst quarter:                                                     %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International Emerging Markets Free (MSCI EM Free) Index.

-----------------------------------------------------------------------
                                        1 Year        Life of Class
-----------------------------------------------------------------------
Emerging Markets Trust                                     (a)
-----------------------------------------------------------------------
MSCI EM Free Index                                          (b)
-----------------------------------------------------------------------

(a)      May 28, 1996 (commencement of operations) to December 31, 1999.
(b)      For the period May 31, 1996 to December 31, 1999.

                          EUROPE FUND -- CLASS A SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%):

50%

40%                                                                                         41.85

30%                                    29.91                          31.53

20%                                                        19.90                 17.52

10%                  7.07

0%
                                                -4.23
-10%                          -7.17

-20%       -20.56

-30%

           1990      1991     1992     1993     1994       1995       1996       1997       1998      1999


DURING THE PAST TEN CALENDAR YEARS:

--------------------------------------------------------------------------------
                                QUARTER ENDED              TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                    %
--------------------------------------------------------------------------------
Worst quarter:                                                   %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
                                1 Year     5 Years     10 Years    Life of Class
--------------------------------------------------------------------------------
Europe Fund Class A               %           %           %            % (a)
--------------------------------------------------------------------------------
Europe Fund Primary Class         %          n/a         n/a           % (b)
--------------------------------------------------------------------------------
MSCI Europe Index                 %           %           %            % (c)
--------------------------------------------------------------------------------

(a) August 19, 1986 (commencement of sale of Class A shares) to December 31, 1999. (b) July 23, 1997 (commencement of sale of Primary Class shares) to December 31, 1999. (c) For comparison with Class A shares, the index's return shown in the table is for the period August 31, 1986 to December 31, 1999. For comparison with Primary Class shares, the index's return for the period July 31, 1997 to December 31, 1999 was ___________%.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower that fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.



     GLOBAL INCOME TRUST, INTERNATIONAL EQUITY TRUST, EMERGING MARKETS TRUST

SHAREHOLDER FEES (fees paid directly from your investment)

----------------------------------------------------------------------------
Emerging Markets Trust redemption fee:                     2.00%*
----------------------------------------------------------------------------

* Proceeds of shares redeemed or exchanged within one year of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the manager or distributor.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------------------------
Primary Class shares of:                 GLOBAL INCOME       INTERNATIONAL      EMERGING MARKETS
                                             TRUST            EQUITY TRUST            TRUST
--------------------------------------------------------------------------------------------------
Management fees (a)                          0.75%               0.75%                1.00%
--------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees        0.75%               1.00%                1.00%
--------------------------------------------------------------------------------------------------
Other Expenses                                 %                   %                    %
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           %                    %                   %
(a)
--------------------------------------------------------------------------------------------------

(a) Legg Mason Fund Adviser, Inc., as manager/investment adviser, has voluntarily agreed to waive fees so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of each fund's average daily net assets attributable to Primary Class shares: for Global Income Trust, 1.90% indefinitely; for International Equity Trust, 2.25% indefinitely; and for Emerging Markets Trust, 2.50% until April 30, 2001. These voluntary waivers may be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 1999 were _____% and _____%, respectively, for Global Income Trust; ______% and ______%, respectively, for International Equity Trust; and _____% and _____%, respectively, for Emerging Markets Trust.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Global Income Trust                    $         $         $         $
--------------------------------------------------------------------------------
International Equity Trust             $         $         $         $
--------------------------------------------------------------------------------
Emerging Markets Trust                 $         $         $         $
--------------------------------------------------------------------------------
Emerging Markets Trust (assuming no    $         $         $         $
redemption)
--------------------------------------------------------------------------------


                                   EUROPE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)

------------------------------------------------------------------------------------------------------------
                                                           CLASS A SHARES       PRIMARY CLASS SHARES
------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as
a % of offering price ) (a)                                    4.75%                    None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (as a % of net asset
value) (b)                                                      None                    None
------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)


----------------------------------------------------------------------------------------------------
                                                   CLASS A SHARES       PRIMARY CLASS SHARES
----------------------------------------------------------------------------------------------------
Management fees (c)                                     1.00%                  1.00%
----------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                0.25%                  1.00%
----------------------------------------------------------------------------------------------------
Other Expenses                                            %                      %
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (c)                  %                       %
----------------------------------------------------------------------------------------------------

(a) Sales charge waivers and reduced sales charge purchase plans are available for Class A shares. See "How to Invest."

(b) A contingent deferred sales charge ("CDSC") of 1% of the net asset value of Class A shares will be imposed on redemptions of shares purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more of Class A shares made within one year of the purchase date. See "How to Invest."

(c) Legg Mason Fund Adviser, Inc., as investment adviser to Europe Fund, has voluntarily agreed to waive fees so that expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates:
1.85% of the fund's average daily net assets attributable to Class A shares; and 2.60% of the fund's average daily net assets attributable to Primary Class shares. These voluntary waivers will continue until April 30, 2001, and may be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 1999, were ________% and ________%, for Class A shares, and _______% and ______%, for
Primary Class shares.

EXAMPLE:

This example helps you compare the cost of investing in Europe Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. This example also assumes that the maximum initial sales charge is deducted at the time of purchase.

-------------------------------------------------------------------------------
                               1 YEAR    3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A shares                 $         $           $           $
-------------------------------------------------------------------------------
Primary Class shares           $         $           $           $
-------------------------------------------------------------------------------

[icon] M A N A G E M E N T

MANAGERS AND INVESTMENT ADVISERS:

LEGG MASON FUND ADVISER, INC. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.

LMFA acts as manager or adviser to investment companies with aggregate assets of $_________ billion as of March 31, 2000.

For its services during the fiscal year ended December 31, 1999, each fund paid LMFA a percentage of its average daily net assets as follows:

Global Income Trust                ____%
International Equity Trust         ____%
Emerging Markets Trust             ____%
Europe Fund                        ____%


Prior to October 6, 1999, Bartlett & Co. served as Europe Fund's manager under compensation arrangements substantially similar to those with LMFA.

BATTERYMARCH FINANCIAL MANAGEMENT, Inc. ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is investment adviser to International Equity Trust and Emerging Markets Trust. Batterymarch is responsible for the actual investment management of these funds, which includes making investment decisions and placing orders to buy or sell a particular security.

LMFA pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from International Equity Trust and a monthly fee of 75% of the fee it receives from Emerging Markets Trust. Fees paid to Batterymarch are net of any waivers.

Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $_________ billion as of March 31, 2000.

WESTERN ASSET MANAGEMENT COMPANY ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is investment adviser to Global Income Trust. Western Asset is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy or sell a particular security. LMFA pays Western Asset a monthly fee of 53 1/3% of the fee it receives from Global Income Trust, net of any waivers.

Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of $______ billion as of March 31, 2000.

WESTERN ASSET MANAGEMENT COMPANY LIMITED ("Western Asset Ltd."), 155 Bishopsgate, London, England, serves as investment sub-adviser to Global Income Trust. Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment programs, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA.

For its services and for expenses borne by Western Asset Ltd. under its sub-advisory agreement, Western Asset pays Western Asset Ltd. a fee at an annual rate of 0.20% of the fund's average daily net assets, net of any waivers. LMFA also pays Western Asset Ltd. a sub-administration fee at an annual rate of 0.10% of the fund's average daily net assets, net of any waivers, for certain administrative services performed.

Western Asset Ltd. renders investment advice to institutional, private and commingled fund portfolios with assets of over $_____ billion as of March 31, 2000. Western Asset Ltd. has managed global fixed-income assets for U.S. and non-U.S. clients since 1984.

LOMBARD ODIER INTERNATIONAL PORTFOLIO MANAGEMENT LIMITED, Norfolk House, 13 Southampton Place, London, England, serves as investment sub-adviser to Europe Fund. For its services, Lombard Odier receives a monthly fee from LMFA equal to 60% of the fee paid to Legg Mason Fund Adviser by the fund, net of any waivers. Lombard Odier specializes in advising and managing investment portfolios for institutional clients and mutual funds. Lombard Odier is an indirect wholly owned subsidiary of Lombard Odier & Cie, a Swiss private bank.

PORTFOLIO MANAGEMENT:

Batterymarch   investment   teams  have  been  responsible  for  the  day-to-day
management of International Equity Trust and Emerging Markets Trust since their inception.

An investment committee at Western Asset is responsible for the day-to-day management of Global Income Trust.

Neil Worsley and William Lovering are responsible for co-managing Europe Fund. Mr. Worsley has been Director and Senior Investment Manager of Lombard Odier since June 1, 1996. Prior thereto, he was an Assistant Director and Senior Fund Manager. He joined Lombard Odier in 1990. Mr. Lovering has been Assistant Director of Lombard Odier since June 1, 1996. Prior thereto, he was a Senior Fund Manager. He joined the firm in 1994. Previously, Mr. Lovering was employed at Arbuthnot Latham Investment Management.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland, 21202, is the distributor of each fund's shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees and/or shareholder service fees for the sale of its shares and for services provided to shareholders. These fees are calculated daily and paid monthly.

Each class of shares bears differing class-specific expenses. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

Under each plan, the funds may pay Legg Mason an annual fee equal to 0.50% of Global Income Trust's average daily net assets attributable to Primary Class shares, and 0.75% of International Equity Trust's, Emerging Markets Trust's and Europe Fund's average daily net assets attributable to Primary Class shares; and an annual service fee from each fund equal to 0.25% of its average daily net assets attributable to Primary Class shares. For Class A shares, Europe Fund may pay Legg Mason a service fee at an annual rate of 0.25% of its average daily Class A net assets.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason collects the sales charge imposed on purchases of Class A shares and any CDSCs that may be imposed on certain redemptions of Class A shares. Legg

Mason reallows a portion of the sales charges on Class A shares to broker/dealers that have sold such shares in accordance with the Class A Purchase Schedule and may from time to time reallow the full amount of the sales charge.

Legg Mason may also pay special additional compensation and promotional incentives to broker/dealers who sell Class A shares of the fund.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of each fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from a fund for those sales.

LMFA, Batterymarch, Western Asset, Western Asset Ltd. and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the funds to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

When placing a purchase order for Europe Fund shares, please specify whether the order is for Class A shares or Primary Class shares. All purchase orders that fail to specify a class will automatically be invested in Primary Class shares.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO PURCHASE SHARES OF THE FUND:

--------------------------------------------------------------------------------
IN PERSON                Give  your financial adviser  a check  for $100 or more
                         payable to the fund.

--------------------------------------------------------------------------------
MAIL Mail your check, payable to the fund, for $100 or more to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356.

--------------------------------------------------------------------------------
TELEPHONE                OR  WIRE  Call  your  financial   adviser  or  FIS  at
                         1-800-822-5544 to transfer  available cash balances in
                         your brokerage  account or to transfer money from your
                         bank  directly.  Wire  transfers  may be  subject to a
                         service charge by your bank.
--------------------------------------------------------------------------------
INTERNET                 FIS clients may  purchase  shares of the fund via Legg
                         Mason's           Internet           site           at
                         http://www.leggmasonfunds.com.
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENTS    Arrangements  may  be  made  with  some  employers  and
                         financial  institutions for regular  automatic  monthly
                         investments  of $50 or more in shares of the fund.  You
                         may  also   reinvest   dividends   from   certain  unit
                         investment trust in shares of the fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURE FIRST SYSTEMATIC  Contact  a  Legg  Mason  Financial Advisor to enroll in
INVESTMENT PLAN          Legg  Mason's  Future First Systematic Investment Plan.
                         Under this plan, you may arrange for automatic monthly investments in a fund of $50 or more. The transfer agent will transfer funds monthly from your Legg Mason account or from your checking account to purchase shares of the desired fund.

--------------------------------------------------------------------------------


Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser or FIS before the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days.

You will begin to earn dividends on shares of Global Income Trust as of settlement date, which is normally the third business day after your order is placed with a financial adviser.

Navigator Class shares, which are not subject to a Rule 12b-1 fee, are offered through a separate prospectus only to certain investors.

EUROPE FUND -- CLASS A SHARES PURCHASE SCHEDULE:

Europe Fund's offering price for Class A share purchases is equal to the net asset value per share plus a front-end sales charge determined from the following schedule (which may be amended from time to time):

                         SALES CHARGE       SALES CHARGE      DEALER REALLOWANCE
                           AS A % OF          AS A % OF            AS A % OF
AMOUNT OF PURCHASE      OFFERING PRICE     NET INVESTMENT       OFFERING PRICE
Less than $25,000            4.75%              4.99%                4.00%
$25,000 to $49,999           4.50               4.71                 3.75
$50,000 to $99,999           4.00               4.17                 3.25
$100,000 to $249,999         3.50               3.63                 2.75
$250,000 to $499,999         2.50               2.56                 2.00
$500,000 to $999,999         2.00               2.04                 1.60
$1 million or more *         0.00               0.00                 1.00


* For redemptions made within one year of the purchase date, a CDSC of 1% of the shares' net value at the time of purchase or sale, whichever is less, may be charged on redemptions of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more. See "How to Sell Your Shares" for a discussion of any CDSC applicable to Class A shares.

Legg Mason will pay the following commissions to brokers that initiate and are responsible for purchases of Class A shares of any single purchaser of $2 million or more in the aggregate: 0.80% up to $2,999,999, plus 0.50% of the excess over $3 million up to $20 million, plus 0.25% of the excess over $20 million.

SALES CHARGE WAIVERS FOR CLASS A SHARES:

Purchases of Class A shares made by the following investors will not be subject to a sales charge:

o advisory clients (and related accounts) of Bartlett & Co. or Gray, Seifert & Co., Inc.

o      certain  employee  benefit  or  retirement   accounts   (subject  to  the
       discretion of Legg Mason)

o      employees of Legg Mason, Inc. and its affiliates

o registered representatives or full-time employees of broker/dealers that have dealer agreements with the distributor

o      the children, siblings and parents of such persons

o broker/dealers, registered investment advisers, financial institutions or financial planners for the accounts of clients participating in "wrap fee" advisory programs that adhere to certain standards and that are subject to agreements between those entities and the distributor

o      purchases of $1,000,000 or more

Investors may be eligible for a reduced sales charge on purchases of Class A shares through a Right of Accumulation or under a Letter of Intent.

RIGHT OF ACCUMULATION:

To receive the Right of Accumulation, investors must give the distributor or their broker/dealer sufficient information to permit qualification. If qualified, investors may purchase shares of the fund at the sales charge applicable to the total of: o the dollar amount being purchased plus o the dollar amount of the investors' concurrent purchases of Class A shares of other Legg Mason funds plus o the price of all shares of Class A shares of Legg Mason funds already held by the investor

LETTER OF INTENT:

Investors may execute a Letter of Intent indicating an aggregate amount to be invested in Class A shares of the fund in the following thirteen months. All purchases made during that period will be subject to the sales charge applicable to that aggregate amount.

If a Letter of Intent is executed within 90 days of a prior purchase of Class A shares, the prior purchase may be included under the Letter of Intent and an adjustment will be made to the applicable sales charge. The adjustment will be based on the current net asset value of the fund.

If the total amount of purchases does not equal the aggregate amount covered by the Letter of Intent after the thirteenth month, you will be required to pay the difference between the sales charges paid at the reduced rate and the sales charge applicable to the purchases actually made.

Shares having a value equal to 5% of the amount specified in the Letter of Intent will be held in escrow during the thirteen month period (while remaining registered in your name) and will be subject to redemption to assure any necessary payment to the distributor of a higher applicable sales charge.

 [icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

     ------------------ --------------------------------------------------------
         TELEPHONE      Call your financial  adviser or FIS at 1-800-822-5544 or
                        entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.


                        Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial adviser has your bank account information on file.


                        The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
     ------------------ --------------------------------------------------------
     INTERNET           FIS clients may request a redemption of fund  shares via
                        Legg        Mason's        Internet        site       at
                        http://www.leggmasonfunds.com
     ------------------ --------------------------------------------------------
     MAIL Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
     ------------------ --------------------------------------------------------

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser or FIS.

Redemption orders will be processed promptly. You will generally receive the proceeds within a week. Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

EUROPE FUND -- CONTINGENT DEFERRED SALES CHARGES:

If you redeem any Class A shares within one year that were purchased without a sales charge because the purchase totaled $1,000,000 or more, you will be subject to a Contingent Deferred Sales Charge ("CDSC") of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. You may exchange such shares purchased without a sales charge for Class A shares of another Legg Mason fund without being charged a CDSC. You will be subject to a CDSC if you redeem shares acquired through exchange.

Class A shares that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents (i) reinvestment of dividends or other distributions or (ii) shares redeemed more than one year after their purchase. The amount of any CDSC will be paid to Legg Mason.

EMERGING MARKETS TRUST REDEMPTION FEE:

The fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the fund's investment planning and create additional transaction costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares held for less than one year. The fee will be paid directly to the fund to help offset the costs imposed on it by short-term trading in emerging markets.

The fund will use the "first-in, first-out" method to determine the one year holding period for CDSC's and redemptions. The date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRA accounts (including IRA-based plans) and to shares purchased through automatic investment plans.

[icon] ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:

Net asset value per Class A share and Primary Class share is determined daily as of the close of the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Class A share or Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of the class of shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures adopted by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by each fund's adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost.

Each fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Most securities held by Global Income Trust are valued on the basis of valuations furnished by a service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

Each fund reserves the right to:

o Reject any order for shares or suspend the offering of shares for a period of time.

o      Change its minimum investment amounts.

o Delay sending out redemption proceeds for up to seven days. The funds expect to use this authority only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your financial adviser or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive from Legg Mason a confirmation after each transaction involving Class A shares or Primary Class shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case you will receive statements quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:

Fund shares may be exchanged for the corresponding class of shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

Other than the redemption fee imposed on exchanges of shares of Emerging Markets, there is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. A CDSC may apply to the redemption of Class A shares acquired through an exchange. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' written notice to shareholders

EUROPE FUND -- REINSTATEMENT PRIVILEGE:

If you have redeemed your Class A shares, you may reinstate your fund account without a sales charge up to the dollar amount redeemed by purchasing shares within 90 days of the redemption. Within 90 days of a redemption, contact Legg Mason or your broker/dealer and notify them of your desire to reinstate and give them an order for the amount to be purchased. The reinstatement will be made at the net asset value next determined after the notification and purchase order have been received by the transfer agent.

[icon] DIVIDENDS AND TAXES

Global Income Trust declares and pays dividends from its net investment income monthly. International Equity Trust, Emerging Markets Trust and Europe Fund each declares and pays these dividends on an annual basis.

Distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net realized gains from foreign currency transactions generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the same class of shares of the fund, unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of a fund's net capital gain will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

Each fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

                     [FINANCIAL HIGHLIGHTS TO BE INSTERTED]

Legg Mason Global Trust, Inc.

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmason.com
o        write to us at:  Legg Mason Wood Walker, Incorporated
                          100 Light Street, P.O. Box 1476
                          Baltimore, MD 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: http://www.publicinfo@sec.gov or by writing the SEC's, Public Reference Section, Washington, DC 20549-0102.

LMF --                                                 SEC file number  811-7418

Navigator Global Funds:
Navigator Class of Legg Mason Global Income Trust
Navigator Class of Legg Mason International Equity Trust
Navigator Class of Legg Mason Emerging Markets Trust
Navigator Class of Legg Mason Europe Fund



                  NAVIGATOR SHARES PROSPECTUS                    April ___, 2000
                  logo



                  THE ART OF INVESTING(SERVICEMARK)



As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:

xx    Investment objectives

xx    Principal Risks

xx    Performance

xx    Fees and expenses of the funds

xx    Management


About your investment:

xx    How to invest

xx    How to sell your shares

xx    Account policies

xx    Services for investors

xx    Dividends and taxes

xx    Financial highlights

Legg Mason Global Trust, Inc.

[icon] INVESTMENT OBJECTIVES

GLOBAL INCOME TRUST

INVESTMENT OBJECTIVE: Current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests at least 75% of its total assets in fixed income securities rated investment grade by Moody's Investor's Service, Inc. ("Moody's") or Standard & Poor's, Inc. ("S&P") or, if unrated by Moody's or S&P, judged by Western Asset Management Company, the fund's adviser, to be of comparable quality. The types of fixed income securities in which the fund may invest include:

o      U.S. and foreign investment-grade corporate debt securities
o U.S. and foreign high-yielding corporate debt securities (including those commonly known as "junk bonds")
o      sovereign debt obligations of developed nations
o      sovereign   debt    obligations   of   emerging   market    countries
o      mortgage-related and asset-backed securities

The fund will maintain a minimum of 25% of its total assets in debt securities issued or guaranteed by the U.S. Government or foreign governments, their agencies, instrumentalities or political subdivisions. The debt securities in which the fund may invest, and the average maturity of the fund's portfolio, may be of any maturity. The fund may invest in corporate fixed income securities rated as low as C by Moody's or D by S&P or in non-rated securities deemed by the adviser to be of comparable quality.

Under normal circumstances, the fund will invest no more than 40% of its total assets in any one country other than the United States. There is no other limit on the percentage of assets that may be invested in any one country or currency.

Up to an aggregate of 25% of the fund's assets may be invested in below investment grade securities of foreign and domestic issuers, loans of banks and other financial institutions (which may be below investment grade), convertible securities, and common and preferred stock.

The adviser has a number of proprietary tools which attempt to define the inter-relationship between bond markets, sectors and maturities. Target ranges and prices are established as part of the adviser's strategy process, monitored daily and re-balanced if necessary as dictated by macro-economic or company-specific events. This ongoing screening drives the adviser's discipline for buying, selling or holding any securities or currency position. The adviser deviates from the discipline only if exceptional circumstances disrupt the orderly functioning of the markets. The adviser's management style favors "sector rotation," which may result in high portfolio turnover.

The adviser sells securities when they have realized what the adviser believes is their potential value or when the adviser believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may borrow money or invest without limit in cash and U.S. dollar-denominated money market instruments including repurchase agreements. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

INTERNATIONAL EQUITY TRUST

INVESTMENT OBJECTIVE: Maximum long-term total return.

PRINCIPAL  INVESTMENT  STRATEGIES:   Batterymarch  Financial  Management,   Inc.
("Batterymarch"), the fund's adviser, currently intends to invest substantially all of the fund's assets in non-U.S. equity securities.

The primary focus of the adviser is stock selection, with a secondary focus on country allocation. The adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks the 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model are intended to measure growth, value, fundamental expectations and technical indicators (i.e., supply and demand). Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors that its research indicates are effective, eliminating factors that are not valid in a particular market. The adviser runs the stock selection model and re-balances the portfolio daily, purchasing all stocks ranked "buys" by the model and selling all stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

Country allocation for the developed markets portion of the fund is based on rankings generated by the adviser's proprietary country model. The adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, the United Kingdom, France, Canada and Germany.

The fund may invest up to 35% of its total assets in emerging market securities. The adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies that the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

The fund's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies.

More than 25% of the fund's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be investment grade. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE: Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Batterymarch, the fund's adviser, intends to invest substantially all of the fund's assets in equity securities and convertible securities of emerging market issuers.

The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

More than 25% of the fund's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

The adviser focuses on higher-quality, dominant emerging markets companies that the adviser believes to have strong growth prospects and reasonable valuations, selected from a principal investable universe of approximately 1,000 stocks. The adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the adviser with tested quantitative valuation disciplines in those markets where reliable data are available. In determining country allocation, the adviser also merges quantitative and fundamental approaches. In markets with reliable historical data, buy and sell decisions are driven by a combination of quantitative valuations and the adviser's fundamental opinions. Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the adviser to be investment grade. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

EUROPE FUND

INVESTMENT OBJECTIVE: Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Lombard Odier International Portfolio Management, Limited ("Lombard Odier" or "sub-adviser"), the fund's sub-adviser, under normal circumstances, invests substantially all of the fund's assets in equity securities of European issuers that it believes offer above-average potential for capital appreciation. Such securities include common and preferred stocks, convertible securities, rights and warrants. The sub-adviser focuses on relatively larger capitalized issuers with good earnings, growth potential and strong management.

A smaller portion of the fund's assets may be invested in fixed income securities such as obligations of foreign or domestic governments, government agencies or municipalities and obligations of foreign or domestic companies. The sub-adviser will invest in such securities for potential capital appreciation.

Securities in the fund's portfolio may be sold when they attain certain price targets or when better opportunities arise. Sell decisions also are affected by the level of subscriptions and redemptions of shares of the fund. The sub-adviser's investment technique may result in high portfolio turnover.

For temporary defensive purposes, the fund may hold all or a portion of its total assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. If the fund invests substantially in such instruments, the fund would not be pursuing its principle investment strategies and the fund may not achieve its investment objective.

[icon] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors can lose money by investing in the funds. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK:

International Equity Trust, Emerging Markets Trust and Europe Fund invest primarily in foreign equity securities. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. A fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

FOREIGN SECURITIES RISK:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some foreign governments have defaulted on principal and interest payments.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a fund to pursue its rights against a foreign government in that country's courts.

EMERGING MARKETS RISK:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because each of the funds may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

CURRENCY RISK:

Because each of the funds invests significantly in securities denominated in foreign currencies, the funds may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The funds may from time to time hedge a portion of their currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

The conversion of certain European currencies into the Euro began on January 1, 1999, and is expected to continue into 2002. Full implementation of the Euro may be delayed and difficulties with the conversion may significantly impact European capital markets resulting in increased volatility in world capital markets. Individual issuers may suffer substantial losses if they or their suppliers are not adequately prepared for the transition.

CONCENTRATION AND NON-DIVERSIFICATION:

Europe Fund invests primarily in securities of European issuers. A fund concentrating a significant portion of its investment in a single region will be more susceptible to factors adversely affecting issuers within that region than would a less concentrated portfolio of securities.

European issuers are subject to the special risks in that region, including risks related to the introduction of the Euro and the potential for difficulties in its acceptance and the emergence of more unified economic and financial governance in the European Monetary Union ("EMU") countries.

Global Income is a non-diversified fund. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a diversified fund.

RISKS OF FIXED-INCOME SECURITIES:

Global Income invests substantially all of its assets in fixed-income securities. Europe Fund may invest up to 35% of its total assets in fixed-income securities. International Equity Trust and Emerging Markets Trust may also invest in fixed-income securities to a lesser extent.

INTEREST RATE RISK -

Fixed income securities are subject to interest rate risk, which is the possibility that the market prices of the funds' investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

CREDIT RISK -

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which each fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Moody's  considers debt securities rated in the lowest investment grade category
(Baa) to have speculative characteristics. Debt securities rated below investment grade are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

CALL RISK -

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

INVESTMENT MODELS:

The proprietary models used by the advisers to evaluate securities markets are based on the advisers' understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

PORTFOLIO TURNOVER -

Each fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. As of the date of this prospectus, the Navigator Classes of Global Income and Emerging Markets Trust have not yet commenced operations; the Navigator Classes of International Equity Trust and Europe Fund commenced operations on May 5, 1998 and August 21, 1997, respectively. The returns presented for Global Income, and Emerging Markets Trust are for the funds' Primary Class shares, which are not offered in this prospectus. Navigator Class and Primary Class shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Navigator Class would pay lower expenses, and therefore would have higher returns.

                   GLOBAL INCOME TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%):

24%

21%
                             20.80
18%

15%

12%                                                     11.50

9%                                     8.22

6%

3%

0%
                   -1.40                        -1.69
-3%

                   1994      1995      1996     1997    1998      1999


DURING THE PAST SIX CALENDAR YEARS:


--------------------------------------------------------------------------------
                           QUARTER ENDED          TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                           %
--------------------------------------------------------------------------------
Worst quarter:                                          %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999, are compared with the Salomon Brothers World Government Bond Index.

--------------------------------------------------------------------------------
                                         1 Year        5 Years     Life of Class
--------------------------------------------------------------------------------
Global Income Trust                                                     (a)
Primary Class shares
--------------------------------------------------------------------------------
Salomon Brothers World Government                                       (b)
Bond Index
--------------------------------------------------------------------------------

(a)      April 15, 1993 (commencement of operations) to December 31, 1999.
(b)      For the period April 30, 1993 to December 31, 1999.

               INTERNATIONAL EQUITY TRUST - NAVIGATOR CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%):

18%

15%

12%

9%

6%

3%

0%                                               1999


DURING THE PAST CALENDAR YEAR:


--------------------------------------------------------------------------------
                                   QUARTER ENDED          TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                   %
--------------------------------------------------------------------------------
Worst quarter:                                                  %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index.

--------------------------------------------------------------------------------
                                                  1 Year          Life of Class
--------------------------------------------------------------------------------
International Equity Trust - Navigator                                 (a)
Class
--------------------------------------------------------------------------------
MSCI EAFE Index                                                        (b)
--------------------------------------------------------------------------------

(a) May 5, 1998 (commencement of operations of Navigator Class) to December 31, 1999. (b) For the period February 28, 1995 to December 31, 1999.

                  EMERGING MARKETS TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%):

5%

0%

-5%
                   -6.18
-10%

-15%

-20%

-25%

-30%                         -29.34

                   1997      1998      1999



DURING THE PAST THREE CALENDAR YEARS:


--------------------------------------------------------------------------------
                                    QUARTER ENDED         TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                   %
--------------------------------------------------------------------------------
Worst quarter:                                                  %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International Emerging Markets Free (MSCI EM Free) Index.

--------------------------------------------------------------------------------
                                               1 Year         Life of Class
--------------------------------------------------------------------------------
Emerging Markets Trust - Primary Class                             (a)
--------------------------------------------------------------------------------
MSCI EM Free Index                                                  (b)
--------------------------------------------------------------------------------

(a) May 28, 1996 (commencement of operations of Primary Class) to December 31, 1999.
(b) For the period May 31, 1996 to December 31, 1999.

                      EUROPE FUND - NAVIGATOR CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%):

50%

40%                42.51

30%

20%

10%

0%

-10%

-20%

-30%

                   1998       1999



DURING THE PAST TWO CALENDAR YEARS:

--------------------------------------------------------------------------------
                                     QUARTER ENDED        TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                                                   %
--------------------------------------------------------------------------------
Worst quarter:                                                  %
--------------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1999 are compared with the Morgan Stanley Capital International (MSCI) Europe Index.

------------------------------------------------------------------------
                                      1 Year           Life of Class
------------------------------------------------------------------------
Europe Fund - Navigator Class           %                  % (a)
------------------------------------------------------------------------
MSCI Europe Index                       %                  % (b)
------------------------------------------------------------------------

(a) August 21, 1997 (commencement of operations of Navigator Class) to December 31, 1999. (b) For the period July 31, 1997 to December 31, 1999.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower that fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.


SHAREHOLDER FEES (fees paid directly from your investment)

--------------------------------------------------- ---------------------------
Emerging Markets Trust redemption fee:                        2.00%*
--------------------------------------------------- ---------------------------

* Proceeds of shares redeemed or exchanged within one year of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the manager or distributor.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)


-------------------------------------------------------------------------------------------------------------
Navigator Class shares of:             GLOBAL INCOME      INTERNATIONAL    EMERGING MARKETS   EUROPE FUND
                                           TRUST           EQUITY TRUST          TRUST
-------------------------------------------------------------------------------------------------------------
Management fees (a)                        0.75%              0.75%              1.00%           1.00%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees      None                None              None            None
-------------------------------------------------------------------------------------------------------------
Other Expenses                               %                  %                  %               %
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         %                   %                 %               %
(a)
-------------------------------------------------------------------------------------------------------------

(a) Legg Mason Fund Adviser, Inc., as manager/investment adviser, has voluntarily agreed to waive fees so that Navigator Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of each fund's average daily net assets attributable to Navigator Class shares: for Global Income Trust, 1.15% indefinitely; for International Equity Trust, 1.25% indefinitely; and for Emerging Markets Trust, 1.50%, and Europe Fund, 1.60%, until April 30, 2001. The voluntary waivers may be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 1999 were _____% and _____%, respectively, for Emerging Markets Trust. No fee waivers were necessary for Global Income Trust, International Equity Trust and Europe Fund.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Global Income Trust                     $         $          $          $
--------------------------------------------------------------------------------
International Equity Trust              $         $          $          $
--------------------------------------------------------------------------------
Emerging Markets Trust                  $         $          $          $
--------------------------------------------------------------------------------
Emerging Markets Trust (assuming no     $         $          $          $
redemption)
--------------------------------------------------------------------------------
Europe Fund                             $         $          $          $
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

MANAGERS AND INVESTMENT ADVISERS:

LEGG MASON FUND ADVISER, INC. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.

LMFA acts as manager or adviser to investment companies with aggregate assets of $_________ billion as of March 31, 2000.

For its services during the fiscal year ended December 31, 1999, each fund paid LMFA a percentage of its average daily net assets as follows:

Global Income Trust                ____%
International Equity Trust         ____%
Emerging Markets Trust             ____%
Europe Fund                        ____%


Prior to October 6, 1999, Bartlett & Co. served as Europe Fund's manager under compensation arrangements substantially similar to those with LMFA.

BATTERYMARCH FINANCIAL MANAGEMENT ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is investment adviser to International Equity Trust and Emerging Markets Trust. Batterymarch is responsible for the actual investment management of these funds, which includes making investment decisions and placing orders to buy or sell a particular security.

LMFA pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from International Equity Trust and a monthly fee of 75% of the fee it receives from Emerging Markets Trust. Fees paid to Batterymarch are net of any waivers.

Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $_________ billion as of March 31, 2000.

WESTERN ASSET MANAGEMENT COMPANY ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is investment adviser to Global Income Trust. Western Asset is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy or sell a particular security. LMFA pays Western Asset a monthly fee of 53 1/3% of the fee it receives from Global Income Trust, net of any waivers.

Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of $______ billion as of March 31, 2000.

WESTERN ASSET MANAGEMENT COMPANY LIMITED ("Western Asset Ltd."), 155 Bishopsgate, London, England, serves as investment sub-adviser to Global Income Trust. Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment programs, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA.

For its services and for expenses borne by Western Asset Ltd. under its sub-advisory agreement, Western Asset pays Western Asset Ltd. a fee at an annual rate of 0.20% of the fund's average daily net assets, net of any waivers. LMFA also pays Western Asset Ltd. a sub-administration fee at an annual rate of 0.10% of the fund's average daily net assets, net of any waivers, for certain administrative services performed.

Western Asset Ltd. renders investment advice to institutional, private and commingled fund portfolios with assets of over $_____ billion as of March 31, 2000. Western Asset Ltd. has managed global fixed-income assets for U.S. and non-U.S. clients since 1984.

LOMBARD ODIER INTERNATIONAL PORTFOLIO MANAGEMENT LIMITED, Norfolk House, 13 Southampton Place, London, England, serves as investment sub-adviser to Europe Fund. For its services, Lombard Odier receives a monthly fee from LMFA equal to 60% of the fee paid to Legg Mason Fund Adviser by the fund, net of any waivers. Lombard Odier specializes in advising and managing investment portfolios for institutional clients and mutual funds. Lombard Odier is an indirect wholly owned subsidiary of Lombard Odier & Cie, a Swiss private bank.

PORTFOLIO MANAGEMENT:

Batterymarch   investment   teams  have  been  responsible  for  the  day-to-day
management of International Equity Trust and Emerging Markets Trust since their inception.

An investment committee at Western Asset is responsible for the day-to-day management of Global Income Trust.

Neil Worsley and William Lovering are responsible for co-managing Europe Fund. Mr. Worsley has been Director and Senior Investment Manager of Lombard Odier since June 1, 1996. Prior thereto, he was an Assistant Director and Senior Fund Manager. He joined Lombard Odier in 1990. Mr. Lovering has been Assistant Director of Lombard Odier since June 1, 1996. Prior thereto, he was a Senior Fund Manager. He joined the firm in 1994. Previously, Mr. Lovering was employed at Arbuthnot Latham Investment Management.

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason, LMFA, Batterymarch, Western Asset, and Western Asset Ltd. may pay non-affiliated entities out of their own assets to support the distribution of Navigator Class shares and shareholder servicing.

LMFA, Batterymarch, Western Asset, Western Asset Ltd. and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

Navigator Class shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

o Qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million.

o    Any qualified retirement plan having net assets of at least $300 million.

o Clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

o Any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

o Certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity.

o Shareholders of Class Y shares of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999.

o Any open-end management investment company advised or managed by LMFA or by any person controlling, controlled by, or under common control with LMFA.


Eligible investors may purchase Navigator Class shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Class shares.

Customers of certain Institutional Clients that have omnibus accounts with the fund's transfer agent can purchase shares through those Institutions. The distributor may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should by read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this Prospectus.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the Exchange is open. Payment must be made within three business days to the selling organization.

You will begin to earn dividends on shares of Global Income Trust as of settlement date, which is normally the third business day after you order is placed.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

To redeem your shares by telephone:

o        Call 1-800-822-5544

Please have available the number of shares (or dollar amount) to be redeemed and the account number.

The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Customers  of   Institutional   Clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Redemption orders received by Legg Mason before the close of the exchange will be transmitted to the fund's transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the exchange will be processed at the closing net asset value on the next day the exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

EMERGING MARKETS TRUST REDEMPTION FEE:

The fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the fund's investment planning and create additional transaction costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares held for less than one year. The fee will be paid directly to the fund to help offset the costs imposed on it by short-term trading in emerging markets.

The fund will use the "first-in, first-out" method to determine the one year holding period. The date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRA accounts (including IRA-based plans) and to shares purchased through automatic investment plans.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Class share is determined daily as of the close of the Exchange on every day the Exchange is open. To calculate the fund's Navigator Class share price, the fund's assets attributable to Navigator Class shares are valued and totaled, liabilities attributable to Navigator Class shares are subtracted, and the resulting net assets are divided by the number of Navigator Class shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the funds' adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost.

Each fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Most securities held by Global Income Trust are valued on the basis of valuations furnished by a service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.


To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

The fund reserves the right to:

o Reject any order for shares or suspend the offering of shares for a period of time.

o    Change its minimum investment amounts.

o Delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

CONFIRMATIONS AND ACCOUNT STATEMENTS:

Confirmations will be sent to Institutional Clients after each transaction involving Navigator Class shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

EXCHANGE PRIVILEGE:

Navigator Class shares of this fund may be exchanged for shares of the Legg Mason Money Market Funds or Navigator Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

Other than the redemption fee imposed on exchanges of Emerging Markets Trust, there is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o Terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o Terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon] DIVIDENDS AND TAXES

Global Income Trust declares and pays dividends from its net investment income monthly. International Equity Trust, Emerging Markets Trust and Europe Fund each declares and pays these dividends on an annual basis.

Distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net realized gains from foreign currency transactions generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Navigator Class shares of the fund, unless you elect to receive them in cash. If you wish to begin receiving dividends and/or distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Navigator Class shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short-term capital gains) are taxable as ordinary income. Distributions of a fund's net capital gain, if any, will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

Each fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

                      [FINANCIAL HIGHLIGHTS TO BE INSERTED]

Legg Mason Global Trust, Inc.

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:

o    call toll-free 1-800-822-5544
o    visit us on the Internet via http://www.leggmason.com
o    write to us at: Legg Mason Wood Walker, Incorporated
                     100 Light Street, P.O. Box 1476
                     Baltimore, MD 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: http://www.publicinfo@sec.gov or by writing the SEC's, Public Reference Section, Washington, DC 20549-0102.

LMF --                                                 SEC file number  811-7418

                             LEGG MASON GLOBAL FUNDS
                         LEGG MASON GLOBAL TRUST, INC.:
                         LEGG MASON GLOBAL INCOME TRUST
                      LEGG MASON INTERNATIONAL EQUITY TRUST
                        LEGG MASON EMERGING MARKETS TRUST
                             LEGG MASON EUROPE FUND

         PRIMARY CLASS SHARES, CLASS A SHARES AND NAVIGATOR CLASS SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL __, 2000


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Class and Class A shares of the funds and the Prospectus for Navigator Class shares of the funds, both dated April __, 2000, which have been filed with the Securities and Exchange Commission ("SEC"). Each fund's annual report is incorporated by reference into this Statement of Additional Information. Copies of the Prospectuses and annual reports are available without charge by writing to or calling the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).

                             LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------
                                100 Light Street
                            Baltimore, Maryland 21202
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS
                                                                           Page
DESCRIPTION OF THE FUNDS......................................................2

FUND POLICIES.................................................................2

INVESTMENT STRATEGIES AND RISKS...............................................6

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................33

ADDITIONAL TAX INFORMATION...................................................35

TAX-DEFERRED RETIREMENT PLANS................................................39

PERFORMANCE INFORMATION......................................................40

VALUATION OF FUND SHARES.....................................................48

MANAGEMENT OF THE FUND.......................................................48

THE FUNDS'INVESTMENT ADVISER/MANAGER.........................................51

THE FUNDS'DISTRIBUTOR........................................................55

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................58

CAPITAL STOCK INFORMATION....................................................60

THE CORPORATION'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT.......60

THE CORPORATION'S LEGAL COUNSEL..............................................60

THE CORPORATION'S INDEPENDENT ACCOUNTANTS....................................60

FINANCIAL STATEMENTS.........................................................60

APPENDIX A....................................................................1



         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

         Legg Mason Global Trust, Inc. ("Global Trust" or "Corporation") is an open-end management investment company which was incorporated in Maryland on December 31, 1992. Legg Mason Global Income Trust ("Global Income"), Legg Mason International Equity Trust ("International Equity Trust"), Legg Mason Emerging Markets Trust ("Emerging Markets"), and Legg Mason Europe Fund ("Europe Fund") are separate series of the Corporation. Global Income Trust is non-diversified; International Equity Trust, Emerging Markets Trust, and Europe Fund are diversified.

                                  FUND POLICIES

         Global Income Trust's investment objective is to seek capital appreciation and current income in order to achieve an attractive total return consistent with prudent investment risk. International Equity's investment objective is to seek to maximize long-term total return. Emerging Market Trust's investment objective is to seek long-term capital appreciation. Europe Fund's investment objective is to seek long-term growth of capital.

         Each fund has adopted certain fundamental investment limitations that, like the investment objectives listed above, cannot be changed except by vote of that fund's shareholders.

Global Income Trust may not:
         1. Borrow money, except from banks or through reverse repurchase agreements or dollar rolls for temporary purposes in an aggregate amount not to exceed 33 1/3% of the total assets, including borrowings, less liabilities exclusive of borrowings, of the fund; provided that borrowings, including reverse repurchase agreements and dollar rolls, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings, including reverse repurchase agreements and dollar rolls, exceed 5% of its total assets);

         2. Issue senior securities, except as permitted by the Investment Company Act of 1940 ("1940 Act");

         3. Underwrite the securities of other issuers except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, ("1933 Act") in disposing of a portfolio security;

         4. Buy or hold any real estate other than instruments secured by real estate or interests therein;

         5. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell currencies, interest rate and currency futures contracts, options on currencies and securities indexes and options on interest rate and currency futures contracts;

         6. Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds, loans, loan participations and advances in connection therewith or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         7. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

International Equity Trust may not:
         1. Borrow money, except from banks or through reverse repurchase agreements or dollar rolls for temporary purposes in an aggregate amount not to exceed 33 1/3% of the total assets (including borrowings), less liabilities (exclusive of borrowings), of the fund; provided that borrowings, including reverse repurchase agreements and dollar rolls, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings, including reverse repurchase agreements and dollar rolls, exceed 5% of its total assets);

         2. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or purchase more than 10% of the voting securities of any one issuer (other than, in each case, cash items, securities of the U.S. Government, its agencies and instrumentalities, and securities issued by other investment companies);

         3.       Issue senior securities, except as permitted by the 1940 Act;

         4. Engage in the business of underwriting the securities of other issuers except insofar as the fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security;

         5. Buy or hold any real estate other than instruments secured by real estate or interests therein;

         6. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell currencies; futures contracts on currencies, securities or securities indexes, options on currencies, securities, and securities indexes; and options on interest rate and currency futures contracts;

         7. Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds, or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

Emerging Markets Trust may not:
         1. Borrow money, except from banks or through reverse repurchase agreements or dollar rolls for temporary purposes in an aggregate amount not to exceed 33 1/3% of the total assets (including borrowings), less liabilities (exclusive of borrowings), of the fund; provided that borrowings, including reverse repurchase agreements and dollar rolls, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, the fund will not purchase securities if borrowings, including reverse repurchase agreements and dollar rolls, exceed 5% of its total assets);

         2. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or purchase more than 10% of the voting securities of any one issuer (other than, in each case, cash items, securities of the U.S. Government, its agencies and instrumentalities, and securities issued by other investment companies);

         3.       Issue senior securities, except as permitted by the 1940 Act;

         4. Engage in the business of underwriting the securities of other issuers except insofar as the fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security;

         5. Buy or hold any real estate other than instruments secured by real estate or interests therein;

         6. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell currencies; futures contracts on currencies, securities or securities indexes, options on currencies, securities, and securities indexes; and options on interest rate and currency futures contracts;

         7. Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds, or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

Europe Fund Trust may not:
         1. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the fund's total assets at the time when the borrowing is made. The fund will not borrow money in excess of 15% of the total value of its assets (including the amount borrowed) less its liabilities (not including its borrowings), and will not purchase securities at any time when borrowings exceed 5% of its total assets;
         2. Issue senior securities except to evidence borrowings permitted by limitation (1) above;
         3. Act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the fund may be deemed an underwriter under certain federal securities laws;
         4. Purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate or to securities issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate. This limitation does not preclude the fund from investing in mortgage-related securities or investing directly in mortgages;
         5. Purchase, hold or deal in commodities or commodities futures contracts except as described in this Statement of Additional Information. This does not preclude the fund from investing in futures contracts, put and call options on foreign currencies or forward currency exchange contracts;
         6. Lend money to other persons except through the use of publicly distributed debt obligations and the entering into of repurchase agreements consistent with its investment policies;
         7. Purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques (including foreign currency exchange contracts);
         8. Invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto;
         9. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities), if as a result (a) more than 25% of the value of the fund's total assets would then be invested in securities of any singer issuer, or (b) as to 75% of the value of the fund's total assets (i) more than 5% of the value of the fund's total assets would then be invested in securities of any single issuer, or (ii) the fund would own more than 10% of the voting securities of any single issuer. For purposes of this limitation, the fund will treat both the corporate borrower and the financial intermediary as issuers of a loan participation interest. Additional Fundamental Limitations Applicable to Europe Fund:
         1. Short Sales. Europe Fund may not make short sales of securities or maintain a short position in any security.
         2. Restricted Securities. Europe Fund will not purchase securities for which there are legal restrictions on resale and other securities that are not readily marketable if as a result of such purchase more than 15% of the value of the fund's net assets would be invested in such securities, provided that securities that are not subject to restrictions on resale in the country in which they are principally traded are not considered subject to this restriction.
         3. Oil and Gas Programs. Europe Fund may not invest in oil, gas, mineral exploration or development programs, except that the fund may invest in issuers which invest in such programs.
         4. "Unseasoned" Companies. Europe Fund may not purchase any security if as a result the fund would have more than 5% of its net assets invested in securities of companies which together with any predecessors have been in continuous operation for less than three years.
         5. Warrants. Europe Fund may not invest more than 5% of its net assets in warrants issued by U.S. entities, provided that no more than 2% of its net assets will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; except that these limitations are not applicable to warrants issued by non-U.S. issuers.


         The foregoing limitations of each fund may be changed by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         Except as otherwise specified, the following investment limitations and policies, and all other investment limitations and policies of the funds, are non-fundamental and may be changed without shareholder approval.

Global Income Trust, International Equity Trust and Emerging Markets Trust each may not:
         1. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that a fund may make margin deposits in connection with the use of permitted futures contracts and options on futures contracts as well as options on currencies, securities and securities indexes;

         2. Make short sales of securities or maintain a short position, except that a fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and
(b) sell short "against the box" (Global Income does not intend to make short sales in excess of 5% of its net assets during the coming year and International Equity does not intend to make short sales during the coming year);

International Equity Trust intends to:
         1. Under normal circumstances, invest at least 65% of its total assets in equity securities of issuers located outside the United States.

Emerging Markets Trust intends to:
         1. Under normal circumstances, invest at least 65% of its total assets in emerging market equity securities.

         Global Income Trust is a non-diversified fund; however, the fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of the fund's taxable year, (1) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (2) no more than 25% of the value of the fund's total assets may be invested in the securities of a single issuer. These limits do not apply to U.S. Government securities.

                         INVESTMENT STRATEGIES AND RISKS

THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS OTHERWISE INDICATED:
ILLIQUID AND RESTRICTED INVESTMENTS

         Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, restricted investments other than those a fund's adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and over-the-counter ("OTC") options and their underlying collateral.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to a fund, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated or if qualified institutional buyers become disinterested, restricted securities in a fund's portfolio may adversely affect a fund's liquidity.

         The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

SENIOR SECURITIES

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. A fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

         There are various investment techniques which may give rise to an obligation of a fund to pay in the future about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions, and repurchase agreements.

LOANS OF PORTFOLIO SECURITIES

         Each fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. When a fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

         Each fund except Europe Fund presently does not expect to have on loan at any given time securities totaling more than one-third of its net asset value. For Europe Fund, no loans will be made if, as a result, the aggregate amount of such loans would exceed 25% of the Fund's total assets.

SECURITIES OF OTHER INVESTMENT COMPANIES

         A fund may invest in the securities of other investment companies only if it: (i) will not own more than 3% of the total outstanding voting stock of any investment company, (ii) does not invest more than 5% of its total assets in any one investment company or (iii) does not invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees.

         Europe Fund may invest in any closed-end investment company that holds foreign equity securities in its portfolio. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The fund will invest in such companies, when, in an adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge. Investments in shares of closed-end investment companies that invest primarily in equity securities of European issuers will be included in the 65% of total assets that Europe Fund normally would expect to invest in European issuers.

REPURCHASE AGREEMENTS

         When a fund enters into a repurchase agreement with a foreign or domestic entity, it will obtain from that entity securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held for that fund by a custodian bank, an approved foreign sub-custodian, or an approved securities depository or book-entry system. Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. If a foreign counterparty defaults on its repurchase agreement obligations, the laws of the foreign country where that party resides may not provide the same favorable treatment to repurchase agreements as are provided under U.S. bankruptcy laws, which could lead to further delay or losses.

         Europe Fund may enter into repurchase agreements with respect to securities issued by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, no more than 25% of Europe Fund's total assets will be invested in repurchase agreements at any time.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING (All Funds Except Europe Fund)

         A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, that fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. A fund may also enter into dollar rolls, in which a fund sells a security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security on a specified future date. That fund would be compensated by the difference between the current sales price and the forward price for the future purchase. A fund may engage in reverse repurchase agreements and dollar rolls as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. There is a risk that the contra-party to either a reverse repurchase agreement or a dollar roll will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a fund. While engaging in reverse repurchase agreements or dollar rolls, each fund will maintain cash and/or appropriate liquid securities in a segregated account at its custodian bank with a value at least equal to that fund's obligation under the agreements, adjusted daily.

         Each fund may borrow for temporary purposes, which borrowing may be unsecured. The 1940 Act requires a fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a fund may be required to sell some of its holdings within three days (exclusive of Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. To avoid the potential leveraging effects of a fund's borrowings, each fund will not make investments while borrowings are in excess of 5% of its total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. For purposes of its borrowing limitation and policies, each fund considers reverse repurchase agreements and dollar rolls to constitute borrowing.
International Equity does not currently intend to use reverse repurchase agreements and dollar rolls.

FOREIGN SECURITIES

         Each fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

         Since each fund may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, a fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of a fund's shares, and also may affect the value of dividends and interest earned by a fund and gains and losses realized by a fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, a fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of each fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Each fund may also invest in Global Depository Receipts
("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

EMERGING MARKET SECURITIES

         Each fund may invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian Sub-continent, Southern and Eastern Europe, the Middle East, and Africa). The risks of foreign investment are greater for investments in emerging markets. Because of the special risks associated with investing in emerging markets, an investment in any of the funds should be considered speculative. With respect to Global Income, debt securities of governmental and corporate issuers in such countries will typically be rated below investment grade or be of comparable quality. Emerging markets will include any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development ("World Bank"); (iii) listed in World Bank publications as developing or (iv) determined by an adviser to be an emerging market in accordance with the criteria of those organizations. The following are considered emerging market securities; (1) securities publicly traded on emerging market stock exchanges, or whose principal trading market is over-the-counter (i.e., off-exchange) in an emerging market; (2) securities (i) denominated in any emerging market currency or (ii) denominated in a major currency if issued by companies to finance operations in an emerging market; (3) securities of companies that derive a substantial portion of their total revenues from goods or services produced in, or sales made in, emerging markets;
(4) securities of companies organized under the laws of an emerging market country or region, which are publicly traded in securities markets elsewhere; and (5) ADRs (or similar instruments) with respect to the foregoing.
         Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets.

         Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. In such a case, a fund's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many  emerging  market  countries  have  little   experience  with  the
corporate form of business organization, and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context.

         The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the fund could lose its entire investment in any such country.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

         Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists than an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's portfolio securities in such markets may not be readily available.

INVESTMENT IN JAPAN

         International Equity may invest more than 25% of its total assets in securities of Japanese issuers. Japan is the largest capitalized stock market outside the United States. The performance of the fund may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has recently experienced a recession, including a decline in real estate values that adversely affected the balance sheets of many financial institutions. The strength of the Japanese currency may adversely affect industries engaged substantially in export. Japan's economy is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its nearby neighbors, notably North and South Korea, China, and Russia.

CURRENCY FLUCTUATIONS

         Each fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of a fund's investment performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the U.S., and other economic and financial conditions affecting the world economy.

         A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of a fund. Moreover, if the value of the foreign currencies in which a fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of fund distributions, a fund may be required to liquidate securities in order to make distributions if the fund has insufficient cash in U.S. dollars to meet distribution requirements.

         Fluctuations in currency exchange rates may affect the performance of emerging market issuers in which a fund invests without regard to the effect such fluctuations have on income received or gains realized by a fund. Given the level of foreign-denominated debt owed by many countries with emerging markets, fluctuating exchange rates significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risk (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

         To some extent, if forward markets are available, currency exchange risk can be managed through hedging operations. However, governmental regulations and limited currency exchange markets in most emerging markets make it highly unlikely that International Equity (to the extent it invests in emerging market securities) or Emerging Markets will be able to engage in any hedging operations, at least in the foreseeable future. In the event hedging opportunities become available and a fund's adviser elects to employ them, a fund may incur investment risks and substantial transaction costs to which it would not otherwise be subject. Whether or not it hedges, each fund will incur costs in connection with conversions between various currencies.

DEBT SECURITIES

         Each fund may invest in the debt securities of governmental or corporate issuers. Global Income invests substantially all of its assets in fixed-income securities. International Equity, Emerging Markets and Europe Fund may also invest in fixed-income securities to a lesser extent. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

         Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, a fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

         Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

         Europe fund may invest no more than 5% of its net assets in floating and variable rate obligations, respectively.

         Each fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of a fund's portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. A fund's investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

         Fixed-income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the funds invest. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

         Debt securities and securities convertible into common stock need not necessarily be of a certain grade as determined by rating agencies such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"); however, each fund's adviser does consider such ratings in determining whether the security is an appropriate investment for the fund. Generally, debt securities rated below BBB by S&P, or below Baa by Moody's, and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities. If an investment grade security purchased by a fund is subsequently given a rating below investment grade, the fund's adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

         The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

         In addition to ratings assigned to individual bond issues, each adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by each fund's adviser to determine, to the extent possible, that the planned investment is sound.

LOWER-RATED DEBT SECURITIES (Global Income Trust and Europe Fund only)

         The funds may invest in debt obligations (such as corporate debt securities and municipal obligations) in any rating category of the recognized rating services, including issues that are in default, and may invest in unrated debt obligations. Most foreign debt obligations are not rated. High-yielding corporate fixed income securities of foreign issuers in which the funds may invest include securities of companies that have their principal business activities and interests outside the U.S.

         Generally, investments in securities in the lower rating categories or comparable unrated securities provide higher yields but involve greater price volatility and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P (commonly known as "junk bonds"), are below investment grade and have speculative characteristics, and those in the lowest rating categories are extremely speculative and may be in default with respect to payment of principal and interest. Global Income may invest in corporate fixed income securities rated as low as C by Moody's or D by S&P or in unrated securities deemed by the fund's adviser to be of comparable quality.

         Where one rating organization has assigned an investment grade rating to an instrument and others have given it a lower rating, a fund may consider the instrument to be investment grade. The ratings do not include the risk of market fluctuations. Europe Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade. Global Income may invest up to 25% of its total assets in securities rated below investment grade.

         Lower ratings reflect a greater possibility that an adverse change in financial condition will affect the ability of the issuer to make payments of principal and interest than is the case with higher grade securities. In addition, lower-rated securities will also be affected by the market's perceptions of their credit quality and the outlook for economic growth. In addition, their prices have at times experienced rapid decline when a significant number of holders of such securities decided to sell them. Widespread sales may result from adverse publicity and investor perceptions, whether or not based on fundamental analysis. In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower-rated securities may be less liquid than the market for securities with higher ratings. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their face value to meet redemption requests or to respond to changes in the market.

         Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than those of higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Issuers of lower-rated debt securities are often highly leveraged and may not have access to more traditional methods of financing.

         Although the above risks apply to all lower-rated securities, the investment risk increases when the rating of the security is below investment grade. The lowest-rated securities (D by S&P and C by Moody's) are regarded as having extremely poor prospects of ever attaining any real investment standing and, in fact, may be in default of payment of interest or repayment of principal. To the extent a fund invests in these lower-rated securities, the achievement of its investment objective may be more dependent on the fund's adviser's own credit analysis than in the case of a fund investing in higher-rated securities.

         A fund may invest in securities which are in lower rating categories or are unrated if the fund's adviser determines that the securities provide the opportunity of meeting the fund's objective without presenting excessive risk. The respective adviser will consider all factors which it deems appropriate, including ratings, in making investment decisions for the fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. While the advisers may refer to ratings, they do not rely exclusively on ratings, but make their own independent and ongoing review of credit quality.

SOVEREIGN DEBT (Global Income Trust and Europe Fund only)

         Investments in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

         Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

         A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

         The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor's willingness to institute certain economic changes, the implementation of which may be politically difficult.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the advisers endeavor to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a fund to suffer a loss of interest or principal on any of its holdings.

PREFERRED STOCK (All Funds except Europe Fund)

         Each fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the fund's adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

CONVERTIBLE SECURITIES (All Funds except Europe Fund)

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

         Global Income Trust has no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. If a convertible security held by Global Income is called for redemption, the fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its objective.

CORPORATE DEBT SECURITIES AND SHORT-TERM INSTRUMENTS (Global Income Trust and Europe Fund only)

         Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The funds may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

         The funds also may invest in commercial paper issued in bearer form by banks or bank holding companies, and finance companies. The funds may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The funds may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The funds also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the funds will generally assume positions considerably in excess of the insurance limits.

         The funds may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the funds. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

         Global Income Trust limits its investments in foreign bank obligations to U.S. dollar-denominated or foreign currency-denominated obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (3) are judged by the fund's adviser to be of comparable quality to obligations of U.S. banks in which the fund may invest. Subject to the fund's limitation on concentration of less than 25% of the fund's assets in the securities of issuers in a particular industry, there is no limitation on the amount of the fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

U.S. GOVERNMENT OBLIGATIONS AND RELATED SECURITIES (Global Income Trust and Europe Fund only)

         U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S.
Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the GNMA and Small Business Administration are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government obligations may or may not be backed by the "full faith and credit" of the U.S. In the case of securities not backed by the "full faith and credit" of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, the Federal Home Loan Banks, Fannie Mae and Freddie
Mac) for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

         Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter market.

         Each fund may invest in U.S. Government obligations and related participation interests. In addition, the funds may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws. Generally, each fund will consider all interest-only or principal-only fixed income securities as illiquid.

MUNICIPAL OBLIGATIONS (Europe Fund only)

         Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The fund may invest no more than 5% of its net assets in municipal obligations (including participation interests). Municipal obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Tax-exempt notes generally are used to provide short term capital needs and generally have maturities of one year or less. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

         The two principal classifications of municipal obligations are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuers full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

ZERO COUPON AND PAY-IN-KIND BONDS (Global Income Trust and Europe Fund only)

         Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, the fund holding those bonds is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, such fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. Europe Fund may invest no more than 5% of its net assets in zero coupon bonds or pay-in-kind bonds, respectively.

FIXED INCOME SECURITIES ISSUED BY SUPRANATIONAL ORGANIZATIONS (Global Income Trust Only)

         The fund may invest in fixed income securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves, and net income.

BRADY BONDS (Global Income Trust Only)

         The fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

INDEXED SECURITIES (Global Income Trust only)

         The fund may purchase various fixed income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the fund. The value of such securities may fluctuate in response to changes in the index, market conditions, and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying investments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES AND FOREIGN CURRENCY WARRANTS (Global Income Trust Only)

         Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

         Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

         The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

MORTGAGE-RELATED SECURITIES (Global Income Trust and Europe Fund only)

         Europe fund may invest no more than 5% of its net assets in mortgage-related securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the funds) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates. In addition to fixed-rate, fixed-term mortgages, Global Income may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

         Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through" because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Each fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund. The private mortgage-related securities in which the funds may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above.

         Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation ("CMO"). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers and government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker who issued the CMO held by a fund, the fund could experience both delays in liquidating its position and losses. The funds may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs.

         The funds also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal or the "PO" class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in the fund's 15% limit on illiquid securities. U.S. government-issued IOs and POs backed by fixed-rate mortgages may be deemed liquid by the Fund's adviser, following guidelines and standards established by the Corporation's Board of Directors.

         Each fund's adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages). As new types of mortgage-related securities are developed and offered to investors, each adviser will, consistent with the fund's investment objective and policies, consider making investments in such new types of securities. The Prospectuses will be amended with any necessary additional disclosure prior to a fund investing in such securities.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

         Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. Each fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the sub-adviser deems to be illiquid pursuant to criteria established by the Board of Directors if, as a result, more than 15% of the value of the fund's net assets would be invested in such illiquid securities and investments. Government-related organizations which issue mortgage-related securities include GNMA, Fannie Mae and Freddie Mac. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

DIRECT INVESTMENT IN MORTGAGES (Europe Fund only)

         Mortgage-related securities include investments made directly in mortgages secured by real estate. When the fund makes a direct investment in mortgages, the fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the fund. Direct investments in mortgages are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans.") The vendor of such mortgages receives a fee from the purchaser for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. The fund will invest in such mortgages only if its adviser has determined through an examination of the mortgage loans and their originators that the purchase of the mortgages should not present a significant risk of loss to the fund.

ASSET-BACKED SECURITIES (Global Income Trust only)

         Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

LOANS AND LOAN PARTICIPATIONS (Global Income Trust only)

         The fund may purchase loans and participation interests in loans originally made by banks and other lenders to governmental borrowers. Many such interests are not rated by any rating agency and may involve borrowers considered to be poor credit risks. The fund's interests in these loans may not be secured, and the fund will be exposed to a risk of loss if the borrower defaults. Many such interests will be illiquid and therefore subject to the fund's 15% limit on illiquid securities.

FORWARD COMMITMENTS (Global Income Trust only)

         The fund may enter into commitments to purchase U.S. Government securities or other securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. The fund's custodian will place cash or liquid debt securities in a separate account equal to the commitments to purchase securities.

         The fund may also enter into a forward commitment to sell only those securities it owns and will do so only with the intention of actually delivering the securities. In a forward sale, the fund does not participate in gains or losses on the security occurring after the commitment date. The fund's custodian will place the securities in a separate account. Forward commitments to sell securities involves a risk of loss if the seller fails to take delivery after the value of the securities has declined.

         The fund does not expect that its purchases of forward commitments will at any time exceed, in the aggregate, 20% of its total assets.

OPTIONS, FUTURES AND OTHER STRATEGIES

         GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage a fund's foreign currency exposure (including exposure to the Euro) as well as other risks of a fund's investments that can affect its net asset value. Emerging Markets will not often employ hedging strategies because such instruments are generally not available in emerging markets; however, the fund reserves the right to hedge its portfolio investments in the future. Each fund may utilize futures contracts and options to a limited extent. Specifically, a fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, a fund may not enter into futures contracts or related options if, as a result, more than 20% of the fund's total assets would be so invested.

         Generally, each fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each fund is authorized to invest in foreign
securities,   each  fund  may  purchase  and  sell  foreign  currency  and  Euro derivatives.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         In addition to the instruments, strategies and risks described below, the advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers may utilize these opportunities to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The funds' Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

         SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon an adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) A fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

         COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover in accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, a fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that a fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

         Each fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally,   OTC  foreign  currency  options  used  by  each  fund  are
European-style   options.  This  means  that  the  option  is  only  exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of a fund's fixed-income portfolio. If an adviser wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an adviser wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by an adviser may still not result in a successful transaction. An adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         INDEX FUTURES. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. Each fund may use options and futures contracts on foreign currencies (including the Euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which that fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         Each fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the fund's adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FORWARD CURRENCY CONTRACTS. Each fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

         Each fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in Euros, it could enter into a forward currency contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the Euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Global Income Trust also may use forward currency contracts to attempt to enhance income or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the fund's adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the fund's adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Successful use of forward currency contracts depends on an adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the fund's adviser anticipates. There is no assurance that an adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

         COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         TURNOVER. Each fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         SWAPS, CAPS, FLOORS, COLLARS. Each fund may enter into swaps, caps, floors, and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

         Swap agreements, including caps, floors, and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which a fund enters into swaps, caps, floors, or collars will be monitored by its adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. A fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The advisers and the funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a fund's borrowing restrictions. Each fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Investments."

         Global Income Trust may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. The fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that the fund has written. The fund would enter into a short straddle when its adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the fund will set aside cash and/or appropriate liquid securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

         Global Income Trust does not intend to purchase swaps, caps, collars or floors if, as a result, more than 5% of the fund's net assets would thereby be placed at risk.

PORTFOLIO TURNOVER

         Europe Fund anticipates that in the future its annual portfolio turnover rate will not exceed 115%. Each other fund may have an annual portfolio turnover rate significantly in excess of 100%. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. High portfolio turnover rates (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the fund. It may also increase the amount of short-term capital gains realized by the fund and thus may affect the tax treatment of distributions paid to shareholders, because distributions of net short-term capital gains are taxable as ordinary income. Each fund will take these possibilities into account as part of its investment strategies.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each fund offers two classes of shares, known as Primary Class shares and Navigator Class shares. Europe Fund also offers a third class of shares:
Class A shares. Other classes of shares may be offered in the future. Primary Class shares and Class A shares are available from Legg Mason, certain of its affiliates, and unaffiliated entities having an agreement with Legg Mason. Navigator Class shares are available only to: Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients; qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million; any qualified retirement plan having net assets of at least $300 million; clients of Bartlett & Co., who as of December 19, 1996, were shareholders of Bartlett Short-Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary; shareholders of Class Y shares of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999; any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates; any open-end management investment company advised or managed by Legg Mason Fund Adviser, Inc. ("LMFA") or by any person controlling, controlled by, or under common control with LMFA; and employees of Legg Mason, Inc. and its affiliates and children, siblings, and parents of such persons ("Legg Mason Employees"). Navigator Class shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares and Class A shares are available to all other investors.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

         If you invest in Primary Class shares or Class A shares, the Prospectus for those shares explains that you may buy additional Primary Class shares or Class A shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Class shares or Class A shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the funds' transfer agent, to transfer funds to be used to buy those shares at the per share net asset value determined on the day the funds are sent by your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

         Investors in Primary Class shares, Class A shares and Legg Mason Employees investing in Navigator Class shares may also buy shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of a fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

SYSTEMATIC WITHDRAWAL PLAN

         Investors in Primary Class shares, Class A shares and Legg Mason Employees investing in Navigator Class shares with a net asset value of $5,000 or more may elect to make systematic withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Primary Class shares' or Class A shares' or Navigator Class shares', whichever is applicable, net asset value per share determined as of the close of regular trading of the Exchange (normally 4:00 p.m., eastern time) ("Close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in your Primary Class shares, Class A shares and Navigator Class shares account must be automatically reinvested in the respective class of shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan because you may incur tax liabilities in connection with such purchases and withdrawals. Each fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTION

         Each fund reserves the right to modify or terminate the wire or telephone redemption services described in the Prospectuses at any time.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC, by order, may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Each fund reserves the right under certain conditions, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. Each fund does not redeem in kind under normal circumstances, but would do so where its adviser determines that it would be in the best interests of that fund's shareholders as a whole.

         Foreign securities markets may be open for trading on days when the funds are not open for business. The net asset value of fund shares may be significantly affected on days when investors do not have access to their respective fund to purchase and redeem shares.

         No charge is made for redemption of any class of shares of Global Income or International Equity. No charge is made for redemption of Primary Class shares or Navigator Class shares of Europe Fund. Class A shares of Europe Fund that were purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more and are redeemed within one year of their purchase are subject to a CDSC of 1.00% of the shares' net asset value at the time of purchase or redemption, whichever is less. There is a 2% redemption transaction fee charged for redemptions within one year of purchase of Emerging Markets. The redemption transaction fee is paid to the fund to reimburse the fund for transaction costs it incurs entering into positions in emerging market securities and liquidating them in order to fund redemptions.

         Clients of certain institutions that maintain omnibus accounts with the funds' transfer agent may obtain shares through those institutions. Such institutions may receive payments from the funds' distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase shares from Legg Mason without receiving or paying for such other services.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

GENERAL

         For federal tax purposes, each fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions, including distributions of net capital as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends and other distributions declared by a fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for any fund may not exceed the aggregate dividends received by that fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain do not qualify for the dividends-received deduction.

FOREIGN SECURITIES

         FOREIGN TAXES. Interest and dividends received by a fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) either deduct the foreign taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If a fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable year under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         FOREIGN CURRENCIES. Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

OPTIONS, FUTURES, FORWARD CONTRACTS AND FOREIGN CURRENCIES

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies -- will qualify as permissible income under the Income Requirement.

         Certain futures and foreign currency contracts in which a fund may invest will be subject to section 1256 of the Code ("section 1256 contracts").
Section 1256 contracts held by a fund at the end of its taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognized, without in either case increasing the cash available to the fund.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

         If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

         Each fund may purchase zero coupon or other debt securities issued with original issue discount ("OID"). As a holder of those securities, a fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, a fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

                          TAX-DEFERRED RETIREMENT PLANS

         Investors may invest in Primary Class shares or Class A shares of a fund through IRAs and through SEPs, SIMPLEs and other qualified retirement plans (collectively, "plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Investors who are considering establishing a plan should consult their attorneys or other tax advisors with respect to individual tax questions. Please contact your Financial Advisor or other entity offering the funds for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

         TRADITIONAL IRA. Certain investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Class shares or Class A shares of a fund through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         EDUCATION IRA. Although not technically for retirement savings, an Education IRA provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a qualified family member).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

         Legg Mason also makes available to corporate and other employers a SEP for investment in Primary Class shares or Class A shares of a fund.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors in Primary Class shares or Class A shares should consult their plan administrator or tax adviser for further information.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS. Average annual total return quotes used in a fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formula:

             P(1+T)n     =       ERV
where:       P           =       a hypothetical initial payment of $1,000
             T           =       average annual total return
             n           =       number of years
             ERV         =       ending redeemable value of
                                 a hypothetical $1,000 payment made
                                 at the beginning of that period

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

FOR GLOBAL INCOME TRUST:

         YIELD. Yields used in the fund's Performance Advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

      YIELD     =     2 [(a-b + 1)6] - 1
                          ---
                           cd
      where:          a        =     dividends and interest earned during the
                                     Period
                      b        =     expenses accrued for the Period (net of
                                     reimbursements)
                      c        =     the average daily number  of
                                     shares outstanding during  the period
                                     that were entitled to receive
                                     dividends
                      d        =     the maximum offering price per share on the
                                     last day of the Period

         Except as noted below, in determining investment income earned during the Period (variable "a" in the above formula), the fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date. The fund's yield for the thirty-day period ended December 31, 1998 was 4.31%.

         With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) the fund accounts for gain or loss attributable to actual paydowns as an increase or decrease in interest income during the period and (2) the fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

                               GLOBAL INCOME TRUST

         The following table shows the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Primary Class shares of Global Income Trust at the fund's commencement of operations on April 15, 1993. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees applicable to shares the fund has paid. (There are no fees for investing or reinvesting in the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions.

GLOBAL INCOME TRUST - PRIMARY CLASS SHARES


------------------------------------------------------------------------------------------------------------

                                                                Value of Shares Acquired
                    Value of Original Shares Plus Shares                Through
                  Obtained Through Reinvestment of Capital       Reinvestment of Income          Total
   Fiscal Year               Gain Distributions                        Dividends                 Value
-------------------------------------------------------------------------------------------------------------
    1993*                        $10,311                               $ 365                    $10,676
-------------------------------------------------------------------------------------------------------------
    1994                           9,578                                 948                     10,526
-------------------------------------------------------------------------------------------------------------
    1995                          10,361                               2,355                     12,716
-------------------------------------------------------------------------------------------------------------
    1996                          10,582                               3,179                     13,761
-------------------------------------------------------------------------------------------------------------
    1997                           9,908                               3,621                     13,529
-------------------------------------------------------------------------------------------------------------
    1998                          10,556                               4,529                     15,085
-------------------------------------------------------------------------------------------------------------
    1999
-------------------------------------------------------------------------------------------------------------

*  April 15, 1993 (commencement of operations) to December 31, 1993.
         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $_____________, and the investor would have received a total of $___________ in distributions. Returns would have been lower if Global Income Trust's adviser had not waived certain fees during the fiscal years 1993 through 1994.

                           INTERNATIONAL EQUITY TRUST

         The following table shows the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Primary Class shares of International Equity at the fund's commencement of operations on February 17, 1995. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees applicable to shares the fund has paid. (There are no fees for investing or reinvesting in the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions.

INTERNATIONAL EQUITY TRUST - PRIMARY CLASS SHARES

------------------------------------------------------------------------------------------------------------
                                                                 Value of Shares Acquired
                      Value of Original Shares Plus Shares                Through
                    Obtained Through Reinvestment of Capital      Reinvestment of Income       Total
   Fiscal Year                 Gain Distributions                        Dividends             Value
-----------------------------------------------------------------------------------------------------------
    1995*                          $10,771                                $ 40                 $10,811
-----------------------------------------------------------------------------------------------------------
    1996                            12,501                                  93                  12,594
-----------------------------------------------------------------------------------------------------------
    1997                            12,641                                 174                  12,815
-----------------------------------------------------------------------------------------------------------
    1998                            13,564                                 339                  13,903
-----------------------------------------------------------------------------------------------------------
    1999
-----------------------------------------------------------------------------------------------------------

*  February 17, 1995 (commencement of operations) to December 31, 1995.

         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $_____________, and the investor would have received a total of $________________ in distributions. Returns would have been lower if International Equity Trust's adviser had not waived certain fees.

         The following table shows the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Navigator Class shares of International Equity Trust at the class's commencement of operations on May 5, 1998. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees applicable to shares the fund has paid. (There are no fees for investing or reinvesting in the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions.

International Equity Trust - Navigator Class shares

------------------------------------------------------------------------------------------------------------

                                                              Value of Shares Acquired Through
                     Value of Original Shares Plus Shares     Reinvestment of Income Dividends
                   Obtained Through Reinvestment of Capital                                      Total
   Fiscal Year                Gain Distributions                                                 Value
------------------------------------------------------------------------------------------------------------
        1998*                      $8,895                                   $163                  $9,058
------------------------------------------------------------------------------------------------------------
         1999
------------------------------------------------------------------------------------------------------------

* May 5, 1998 (commencement of sale of Navigator Class shares) to December 31, 1998.
         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $________________ and the investor would have received a total of $_________________ in distributions.

                             EMERGING MARKETS TRUST

         The following table shows the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in Primary Class shares of Emerging Markets Trust at the fund's commencement of operations on May 28, 1996. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees applicable to shares the fund has paid. (There are no fees for investing or reinvesting in the fund, but there is a 2% redemption fee if shares are redeemed within one year of purchase. The following table assumes no redemption fees were paid.) It does not include the impact of any income taxes that an investor would pay on such distributions.

EMERGING MARKETS TRUST - PRIMARY CLASS SHARES

--------------------------------------------------------------------------------------------------------------
                                                               Value of Shares Acquired Through
                      Value of Original Shares Plus Shares     Reinvestment of Income Dividends
                    Obtained Through Reinvestment of Capital                                       Total
   Fiscal Year                 Gain Distributions                                                  Value
--------------------------------------------------------------------------------------------------------------
   1996*                           $10,510                                   $30                  $10,540
--------------------------------------------------------------------------------------------------------------
   1997                              9,850                                    39                    9,889
--------------------------------------------------------------------------------------------------------------
   1998                              6,960                                    27                    6,987
--------------------------------------------------------------------------------------------------------------
   1999
--------------------------------------------------------------------------------------------------------------

*  May 28, 1996 (commencement of operations) to December 31, 1996.
         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $_____________, and the investor would have received a total of $__________________ in distributions. Returns would have been lower if Emerging Markets Trust's adviser had not waived certain fees during the fiscal years ended 1997, 1998 and 1999.

                                   EUROPE FUND

         The following tables show the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in the Europe Fund at commencement of operations of Primary Class shares and for Class A shares of the Fund. The table shows the value of a $10,000 investment made on August 19, 1986 (the date of the initial public offering of shares of Worldwide Value Fund, Inc., the fund's predecessor), as of the end of the specified period. Sales charges for Class A shares have not been deducted from total returns for the periods ended December 31, 1986 through December 31, 1997. For the years ended December 31, 1998 and 1999, total returns do reflect the sales charge. The tables assume that all dividends and other distributions are reinvested in the Fund. They include the effect of all charges and fees applicable to the respective class of shares the Fund has paid except as indicated above. They do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate the Fund's future performance.

EUROPE FUND - PRIMARY CLASS SHARES


----------------------------------------------------------------------------------------------------------------
                                                                Value of Shares Acquired Through
                      Value of Original Shares Plus Shares      Reinvestment of Income Dividends
                    Obtained Through Reinvestment of Capital                                         Total
   Fiscal Year                 Gain Distributions                                                    Value
----------------------------------------------------------------------------------------------------------------
   1997*                                 $                                      $                         $
----------------------------------------------------------------------------------------------------------------
   1998
----------------------------------------------------------------------------------------------------------------
   1999
----------------------------------------------------------------------------------------------------------------

* July 23, 1997 (commencement of sale of Primary Class shares) to December 31, 1997.

Europe Fund - Class A shares

----------------------------------------------------------------------------------------------------------------
                                                                     Value of Shares Acquired Through
                         Value of Original Shares Plus Shares        Reinvestment of Income Dividends
                       Obtained Through Reinvestment of Capital                                         Total
   Fiscal Year                    Gain Distributions                                                    Value
----------------------------------------------------------------------------------------------------------------
   1986*                                  $                                      $                        $
----------------------------------------------------------------------------------------------------------------
   1987
----------------------------------------------------------------------------------------------------------------
   1988
----------------------------------------------------------------------------------------------------------------
   1989
----------------------------------------------------------------------------------------------------------------
   1990
----------------------------------------------------------------------------------------------------------------
   1991
----------------------------------------------------------------------------------------------------------------
   1992


                                      -44-

----------------------------------------------------------------------------------------------------------------
                                                                     Value of Shares Acquired Through
                         Value of Original Shares Plus Shares        Reinvestment of Income Dividends
                       Obtained Through Reinvestment of Capital                                          Total
   Fiscal Year                    Gain Distributions                                                     Value
----------------------------------------------------------------------------------------------------------------
   1993
----------------------------------------------------------------------------------------------------------------
   1994
----------------------------------------------------------------------------------------------------------------
   1995
----------------------------------------------------------------------------------------------------------------
   1996
----------------------------------------------------------------------------------------------------------------
   1997
----------------------------------------------------------------------------------------------------------------
   1998
----------------------------------------------------------------------------------------------------------------
   1999
----------------------------------------------------------------------------------------------------------------

* August 19, 1986 (initial  public  offering of shares of Worldwide  Value Fund,
Inc., Europe Fund's predecessor)
to December 31, 1986.
Europe Fund - Navigator Class shares

-----------------------------------------------------------------------------------------------------------------
                                                                Value of Shares Acquired Through
                       Value of Original Shares Plus Shares     Reinvestment of Income Dividends
                     Obtained Through Reinvestment of Capital                                         Total
   Fiscal Year                  Gain Distributions                                                    Value
-----------------------------------------------------------------------------------------------------------------
   1997*                                  $                                     $                          $
-----------------------------------------------------------------------------------------------------------------
   1998
-----------------------------------------------------------------------------------------------------------------
   1999
-----------------------------------------------------------------------------------------------------------------

* August 21, 1997 (commencement of sale of Navigator Class shares) to December 31, 1997.
         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $_____________, and the investor would have received a total of $_____________ in distributions. With respect to Class A shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $____________, and the investor would have received a total of $______________ in distributions. With respect to Navigator Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 1999 would have been $_______________, and the investor would have received a total of $________________ in distributions. If the adviser had not waived certain fees in the 1998-1999 fiscal year, returns would have been lower.

         A fund may also cite rankings and ratings, and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper") for U.S. government funds and corporate bond (BBB) funds, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger"), Value Line or Morningstar, or with the performance of U.S. Treasury securities of various maturities, recognized stock, bond and other indexes, including (but not limited to) the Salomon Brothers Bond Index, Shearson Lehman Bond Index, Shearson Lehman Government/Corporate Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index"), Morgan Stanley Capital International Emerging Markets Free Index ("EMF"), Salomon Brothers World Government Bond Index, Value Line, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

         A fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels with funds having similar investment objectives, published by Lipper, CDA, Wiesenberger or Morningstar. Performance Advertisements also may refer to discussions of a fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRONS, FORTUNE and THE NEW YORK TIMES.

         Global Income invests primarily in fixed-income securities, Europe Fund invests primarily in European equity securities, and International Equity and Emerging Markets each invests primarily in global equity securities, as described in the Prospectuses. Each fund does not generally invest in the equity securities that make up the S&P 500 or the Dow Jones indices. Comparison with such indices is intended to show how an investment in either fund behaved as compared to indices that are often taken as a measure of performance of the equity market as a whole. The indices, like each fund's total return, assume reinvestment of all dividends and other distributions. They do not take into account the costs or the tax consequences of investing.

         Each fund may include discussions or illustrations describing the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a fund are reinvested in additional fund shares, any future income or capital appreciation of that fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         Each fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary. Fund shares are not insured or guaranteed by the U.S. Government and returns and net asset value will fluctuate. The securities held by a fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer-term securities. An investment in each fund involves greater risks than an investment in certificates of deposit.

         From time to time, the total return of a fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

         Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in certain approaches to investing. Advertisements may also describe techniques each fund's adviser employs in selecting among the sectors of the fixed-income market and adjusting average portfolio maturity. In particular, the advertisements may focus on the techniques of `value investing.' With value investing, a fund's adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. Batterymarch believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         In advertising, a fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. A fund may use other recognized sources as they become available.

         A fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         A fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         A fund may also include in advertising biographical information on key investment and managerial personnel.

         A fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low prices.

         A fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors address their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisors to private accounts and mutual funds with assets of approximately $__________ billion as of March 31, 2000.

         In advertising, a fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

         A fund may include in advertising and sales literature descriptive material relating to both domestic and international economic conditions including but not limited to discussions regarding the effects of inflation as well as discussions which compare the growth of various world equity markets. A fund may depict the historical performance of the securities in which that fund may invest over periods reflecting a variety of market or economic conditions whether alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A fund may also describe its portfolio holdings and depict its size, the number and make-up of its shareholder base and other descriptive factors concerning that fund.

         A fund may discuss its investment adviser's philosophy regarding international investing. Recognizing the differing evolutionary stages of the distinct emerging market segments, each fund's adviser, intent on participating in all of these marketplaces, does not apply a uniform investment process and approach to its different marketplaces. As a result, an adviser's investment processes for the U.S., non-U.S. developed countries and emerging markets are distinct. Well-defined disciplines appropriate to the respective markets are applied within the company's framework of strong, experienced management, sound fundamental research and analysis, and superior data and modeling resources.

         Batterymarch, adviser to International Equity and Emerging Markets, is recognized as a "pioneer" in international investing and is well-known in the investment community. Batterymarch has been applying a consistent investment discipline in the international markets for over 10 years.

                            VALUATION OF FUND SHARES

         Net asset value of a fund share is determined daily for each class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock
Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Corporation's Board of Directors. Premiums received on the sale of call options are included in the net asset value of each class, and the current market value of options sold by a fund will be subtracted from net assets of each class.

         In cases where securities are traded on more than one market, the securities are generally valued on the market considered by each fund's adviser as the primary market. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. Foreign currency exchange rates are generally determined prior to the close of trading on the Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such investments will be valued at their fair value, as determined in good faith by or under the direction of the Board of Directors. Foreign currency exchange transactions of a fund occurring on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Securities trading in emerging markets may not take place on all days on which the Exchange is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the Exchange is not open. Consequently, the calculation of a fund's net asset value therefore may not take place contemporaneously with the determination of the prices of securities held by the fund.

                             MANAGEMENT OF THE FUND

         The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors, their dates of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or directors who are "interested persons" of the Corporation as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland, unless otherwise indicated.

         JOHN F. CURLEY, JR.,* [07/24/39], Chairman of the Board and Director; President and/or Chairman of the Board and Director/Trustee of all Legg Mason retail funds. Retired: Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc. Formerly: Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

         EDWARD A. TABER, III,* [08/25/43], President and Director; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.;

Chairman and Director of Legg Mason Fund Adviser, Inc. and Director of Western Asset Management Company (each a registered investment adviser); President and/or Director/Trustee of all Legg Mason retail funds except Legg Mason Tax Exempt Trust. Formerly: Executive Vice President of T. Rowe Price-Fleming International, Inc. (1986-1992) and Director of the Taxable Income Division at
T. Rowe Price Associates, Inc. (1973-1992).

         ARNOLD L. LEHMAN, [07/18/44], Director; 200 Eastern Parkway, Brooklyn, NY. Director, The Brooklyn Museum of Art; Director/Trustee of all Legg Mason retail funds. Formerly: Director, Baltimore Museum of Art.

         JILL E. McGOVERN, [08/29/44], Director; 400 Seventh St., NW, Washington, DC. Chief Executive Officer of the Marrow Foundation; Director/Trustee of all Legg Mason retail funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986 - 1991).

         RICHARD G. GILMORE [6/9/27], Director; 10310 Tamo Shander Place, Bradenton, Florida. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason retail funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company the Girard Company; and Director of Finance, City of Philadelphia.

         T.A. RODGERS [10/22/34], Director; 2901 Boston Street, Baltimore, Maryland. Principal, T.A. Rodgers & Associates (management consulting). Director/Trustee of all Legg Mason retail funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

         G. PETER O'BRIEN [10/13/45], Director; Trustee of Colgate University; Director/Trustee of all Legg Mason retail funds except Legg Mason Income Trust, Inc., and Legg Mason Tax Exempt Trust, Inc. Retired: Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

         NELSON A. DIAZ [5/23/47], Director; One Logan Square, Philadelphia, PA. Partner, Blank Rome Comisky, & McCauley LLP since 1997. Trustee of Temple University and of Philadelphia Museum of Art. Board member of U.S. Hispanic Leadership Institute, Democratic National Committee, and National Association for Hispanic Elderly. Formerly: General Counsel, United States Department of Housing and Urban Development (1993 - 1997). Director/Trustee of all Legg Mason retail funds except Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt Trust, Inc.

         The executive officers of the Corporation, other than those who also serve as directors, are:

         MARIE K. KARPINSKI*, [1/1/49], Vice President and Treasurer; Treasurer of LMFA; Vice President and Treasurer of all Legg Mason retail funds; Vice President of Legg Mason.

         PATRICIA A. MAXEY*, [7/10/67], Secretary, employee of Legg Mason, Inc. since November 1999. Formerly: employee of Select Appointments International (1998-1999) and Fidelity Investments (1995-1997).

         BRIAN  M.  EAKES*,   [12/9/69],   Assistant   Treasurer  and  Assistant
Secretary; employee of Legg Mason, Inc. since July 1995. Formerly: Senior Associate - Audit of Coopers & Lybrand L.L.P. (Aug. 1992 - June 1995).

         Officers and directors of the Corporation who are "interested persons" thereof, as defined in the 1940 Act, receive no salary or fees from the

Corporation. Directors who are not interested persons of the Corporation receive an annual retainer and a per meeting fee based on the average net assets of each fund at December 31 of the previous year.

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers, O'Brien, and Dr.
McGovern.

         On ______________, the directors and officers of the Corporation beneficially owned, in the aggregate, less than 1% of each fund's outstanding shares.

         On ______________, the following entities owned 5% or more of the funds' outstanding shares:

         The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

-------------------------------------------------------------------------------------------------------------------------

                                                                             TOTAL COMPENSATION FROM
NAME OF PERSON AND POSITION         AGGREGATE COMPENSATION FROM              CORPORATION AND FUND COMPLEX PAID TO
                                    CORPORATION*                             DIRECTORS**
---------------------------------------------------------------------------- -----------------------------------------

John F.  Curley, Jr.  -                     None                                     None
Chairman of the Board and Director
---------------------------------------------------------------------------- -----------------------------------------

Edward A.  Taber, III -                     None                                     None
President and Director
---------------------------------------------------------------------------- -----------------------------------------

Richard G.  Gilmore -                        $                                        $
Director
---------------------------------------------------------------------------- -----------------------------------------

Arnold L.  Lehman -                          $                                        $
Director
---------------------------------------------------------------------------- -----------------------------------------

Jill E.  McGovern -                          $                                        $
Director
---------------------------------------------------------------------------- -----------------------------------------

T.  A.  Rodgers -                            $                                        $
Director
---------------------------------------------------------------------------- -----------------------------------------

G. Peter O'Brien -                           $                                        $
Director
-------------------------------------- -------------------------------------- --------------------------------------

   Nelson A. Diaz - Director***           $  0                                   $   0
-------------------------------------- -------------------------------------- --------------------------------------

* Represents compensation paid to the directors for the fiscal year ending December 31, 1999.


** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1999. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-four funds).


*** Mr. Diaz was elected to the Board on February 10, 2000.

                      THE FUNDS' INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of Legg Mason and each fund's adviser. LMFA serves as Global Income's investment adviser and manager under a Management Agreement. LMFA also serves as the manager for International Equity and Emerging Markets under separate Management Agreements, and for Europe Fund under an Investment Advisory and Administration Agreement (each a "Management Agreement").

         Each Management Agreement provides that, subject to overall direction by the Board of Directors, LMFA manages or oversees the investment and other affairs of the respective fund. LMFA is responsible for managing each fund consistent with each fund's investment objectives and policies described in the Prospectuses and this Statement of Additional Information. LMFA also is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Corporation's officers and directors. In addition, LMFA and its affiliates pay all compensation of directors and officers of the Corporation who are officers, directors or employees of LMFA. Each fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its directors and officers with respect to litigation. LMFA has delegated the portfolio management functions for Global Income to its adviser, Western Asset Management Company ("Western Asset"). LMFA has delegated the portfolio management functions for International Equity and Emerging Markets to its adviser, Batterymarch Financial Management, Inc. ("Batterymarch"). LMFA has delegated the portfolio management functions for Europe Fund to the fund's sub-adviser, Lombard Odier International Portfolio ("Lombard Odier").

         LMFA receives for its services a management fee, calculated daily and payable monthly, at an annual rate equal to 0.75% of Global Income Trust's average daily net assets, 0.75% of International Equity Trust's average daily net assets, 1.00% of Emerging MarketsTrust's average daily net assets and 1.00% of Europe Fund's average daily net assets. LMFA has voluntarily agreed to waive indefinitely its fees to the extent the Global Income Trust's total operating expenses attributable to Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 1.90% of the fund's average daily net assets attributable to Primary Class shares. LMFA has voluntarily agreed to waive its fees if and to the extent necessary to limit International Equity Trust's and Emerging Markets Trust's total annual operating expenses attributable to Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to 2.25% and 2.50%, respectively, of each fund's average daily net assets attributable to Primary Class shares. The agreement for Emerging Markets Trust will expire on April 30, 2001, unless extended by LMFA. LMFA has voluntarily agreed to waive its fees to the extent that Europe Fund's total annual operating expenses attributable to Class A shares, Primary Class shares and Navigator Class shares exceed 1.85%, 2.60% and 1.60%, respectively until April 30, 2001. Under IRS positions, expenses that are not class specific, if reimbursed to one class must be reimbursed to the other class(es). These waivers are voluntary and may be terminated at any time.

         For the years ended December 31, 1999, 1998, and 1997, LMFA waived $ _____________, $ 0, and $ 0, respectively, in management fees for Global Income Trust under the agreement. For the same periods, the fund paid management fees of $_____________, $934,846, and $1,155,558, respectively.

         For the years ended December 31, 1999, 1998, and 1997, LMFA waived $__________, $0, and $0, respectively, in management fees for International Equity under the agreement. For the same periods, the fund paid management fees of $________________, $1,950,682, and $1,616,187, respectively.

         For the years ended December 31, 1999, 1998, and 1997, LMFA waived $___________, $156,468, and $198,734, respectively, in management fees for Emerging Markets Trust under the agreement. For the same periods, the fund paid management fees of $_____________, $553,914 and $554,454 respectively.

         From July 18, 1997 through October 5, 1999, Bartlett & Co. served as the manager of Europe Fund under compensation arrangements substantially similar to those with LMFA. For the period January 1, 1999 to October 5, 1999, the fiscal year ended December 31, 1998, and the period July 18, 1997 through December 31, 1997, Europe Fund paid management fees of $______________, $674,633 and $846,703, respectively, to Bartlett & Co. For the period October 6, 1999 to December 31, 1999, the fund paid LMFA management fees in the amount of $----------------.

         Under each Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by any fund in connection with the performance of each Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         Each Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the outstanding voting securities of that fund or by LMFA, on not less than 60 days' written notice to the other party, and may be terminated immediately upon the mutual written consent of LMFA and the respective fund.

         Under its Management Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by LMFA.

         Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, CA 91105, a wholly owned subsidiary of Legg Mason, serves as investment adviser to Global Income under an Advisory Agreement between Western Asset and LMFA ("Advisory Agreement"). Under the Advisory Agreement, Western Asset is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of Global Income's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Western Asset's services, LMFA (not the fund) pays Western Asset a fee, computed daily and payable monthly, at an annual rate equal to 53 1/3% of the fee received by LMFA or 0.40% of the fund's average daily net assets. For the years ended December 31, 1999, 1998, and 1997, LMFA paid Western Asset $_______________, $498,550, and $616,282, respectively.

         Under the Advisory Agreement, Western Asset will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Advisory Agreement terminates automatically upon assignment. It also is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by Western Asset, on not less than 60 days' notice to the other party to the Agreement and may be terminated immediately upon the mutual written consent of both parties to the Agreement.

         Batterymarch Financial Management, Inc. ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of Legg Mason. Batterymarch serves as International Equity's and Emerging Markets's investment adviser under separate Investment Advisory Agreements (each an "Advisory Agreement"). Under each Advisory Agreement, Batterymarch is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual


                                      -53
management of International Equity Trust's and Emerging Markets Trust's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Batterymarch's services, LMFA (not the funds) pays Batterymarch a fee, computed daily and payable monthly, at an annual rate equal to 0.50% and 0.75% of the average daily net assets of International Equity Trust and Emerging Markets Trust, respectively.

         For the years ended December 31, 1999, 1998, and 1997, Batterymarch received $______________, $1,300,455, and $1,077,462, respectively for its services to International Equity. For the years ended December 31, 1999, 1998 and 1997, Batterymarch received $_____________, $298,085 and $266,194, respectively for its services to Emerging Markets Trust.

         Under each Advisory Agreement, Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by either fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         Each Advisory Agreement terminates automatically upon assignment. It also is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by Batterymarch, on not less than 60 days' notice to the other party to the Agreement and may be terminated immediately upon the mutual written consent of both parties to the Agreement.

SUB-ADVISORY AGREEMENT FOR GLOBAL INCOME TRUST

         Western Asset Management Company Limited ("Western Asset Ltd."), 155 Bishopsgate, London EC2M 3TY, an affiliate of Legg Mason, serves as an investment sub-adviser to Global Income Trust under a Sub-Advisory Agreement between Western Asset Ltd. and Western Asset ("Sub-Advisory Agreement").

         Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment program, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA and the overall direction of the Board of Directors. As compensation for Western Asset Ltd.'s services and for expenses borne by Western Asset Ltd. under the Sub-Advisory Agreement, Western Asset pays Western Asset Ltd. monthly at an annual rate equal to 0.20% of the fund's average daily net assets. In addition, LMFA pays Western Asset Ltd. a fee at an annual rate equal to 0.10% of the fund's average daily net assets for certain administrative expenses. Fees paid by LMFA to Western Asset Ltd. for the years ended December 31, 1999, and 1998 and the period May 1, 1997 to December 31, 1997 totaled $_____________, $124,637 and $102,219, respectively.

         Under the Sub-Advisory Agreement, Western Asset Ltd. will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA, by Western Asset or by Western Asset Ltd., on not less than 60 days' notice to the fund and/or the other party(ies). The Sub-Advisory Agreement terminates immediately upon any termination of the Advisory Agreement or upon the mutual written consent of LMFA, Western Asset, Western Asset Ltd. and the fund.

SUB-ADVISORY AGREEMENT FOR EUROPE FUND

         Lombard Odier, Norfolk House, 13 Southampton Place, London WC1A 2AJ, England, serves as investment sub-adviser to Europe Fund under a Sub-Advisory Agreement between Lombard Odier and LMFA.

         Lombard Odier is responsible for providing investment advice to Europe Fund in accordance with its investment objective and policies, and for placing orders to purchase and sell portfolio securities pursuant to directions from the fund's officers. For Lombard Odier's services to Europe Fund, LMFA (not the fund) pays Lombard Odier a fee, computed daily and payable monthly, at an annual rate equal to 60% of the monthly fee actually paid to LMFA under the Management Agreement. From July 18, 1997 to October 5, 1999, Bartlett & Co. served as manager to Europe Fund under compensation arrangements substantially similar to those currently in place for the fund. For the year ended December 31, 1998 and the period July 18, 1997 to December 31, 1997, Bartlett & Co. paid $407,642 and $151,145 to Lombard Odier. For the period January 1, 1999 to October 5, 1999, Bartlett & Co. paid $_____________ to Lombard Odier. For the period October 6, 1999 to December 31, 1999, LMFA paid Lombard Odier $______________, for its services to the fund.

         Under the Sub-Advisory Agreement, Lombard Odier will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA, or by Lombard Odier on not less than 60 days' notice to the fund and/or the other party(ies). The Sub-Advisory Agreement terminates immediately upon any termination of the Management Agreement or upon the mutual written consent of LMFA, Lombard Odier and the fund.

         To mitigate the possibility that a fund will be affected by personal trading of employees, the Corporation, LMFA, Batterymarch, Western Asset and Western Asset Global have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                             THE FUNDS' DISTRIBUTOR

         Legg Mason acts as distributor of the funds' shares pursuant to separate Underwriting Agreements with the Corporation. Each Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund's expense) and for supplementary sales literature and advertising costs.

         Under the Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

         Each fund has adopted a Distribution Plan for Primary Class shares ("Primary Class Plans"), and Europe Fund has also adopted a Distribution Plan for Class A shares ("Class A Plan"), each of which, among other things, permits a fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares or Class A shares and the provision of ongoing services to the holders of those shares. Payments are made only from assets attributable to a respective fund's Primary Class shares or Class A shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses all with respect to the respective class of shares only.

         The Primary Class Plans and the Class A Plan were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors ("Board"), including a majority of the directors who are not "interested persons" of the Corporation as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of any Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the continuance of the Primary Class Plans and the Class A Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that each Plan would benefit the applicable fund, class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of each Plan to each fund's Primary Class and Class A shareholders, as applicable, could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class and Class A shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by a fund to Legg Mason under a Plan would increase that fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if a fund's assets were increased, because such fees are calculated as a percentage of a fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if each Plan was implemented.

         Among the potential benefits of Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each fund's Primary Class and Class A shares, as applicable, and to maintain and enhance the level of services they provide to a fund's respective class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by a fund in connection with its Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         As compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to 0.50% (for Global Income), 0.75% (for International Equity, Emerging Markets and Europe Fund) of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with each Primary Class Plan. For Legg Mason's services in connection with Class A shares, Legg Mason receives from Europe Fund an annual distribution fee equivalent to ___% and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class A shares in accordance with the Class A Plan. All distribution and service fees are calculated daily and paid monthly.

         For the years ended December 31, 1999, 1998, and 1997, Global Income Trust paid Legg Mason distribution and/or service fees under the Plan of $___________________, $934,846, and $1,155,558, respectively, from assets attributable to Primary Class shares.

         For the years ended December 31, 1999, 1998, and 1997, International Equity Trust paid Legg Mason distribution and/or service fees under the Plan of $_______________, $2,600,611, and $2,154,916, respectively, from assets attributable to Primary Class shares.

         For the years ended December 31, 1999, 1998 and 1997, Emerging Markets Trust paid Legg Mason distribution and/or service fees under the Plan of $______________, $553,914 and $554,454, respectively, from assets attributable to Primary Class shares.

         Until October 5, 1999, LM Financial Partners, Inc. ("LMFP") served as distributor of Europe Fund's Class A and Primary Class shares under arrangements with LMFP substantially similar to those with Legg Mason. For the period January 1, 1999 to October 5, 1999 and for the years ended December 31, 1998, and 1997, Europe Fund paid $_______________, $_____________, and $_____________ in distribution and/or service fees under the Primary Class Plan, from assets attributable to Primary Class shares; and $_____________, $_______________, and $_____________ in distribution and/or service fees under the Class A Plan, from assets attributable to Class A shares. For the period October 6, 1999 to December 31, 1999, Europe Fund paid Legg Mason $_______________ and $_______________ in distribution and/or service fees under the Plans, from assets attributable to Class A shares and Primary Class shares, respectively.

         Each Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on that Plan. A Plan may be terminated with respect to each fund by a vote of a majority of 12b-1 Directors or by vote of a majority of the outstanding voting securities of the applicable class of that fund. Any change in a Plan that would materially increase the distribution costs to a fund requires approval by the shareholders of the applicable class of the fund; otherwise, a Plan may be amended by the directors, including a majority of the 12b-1 Directors.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by a fund, pursuant to a Plan or any related agreement shall provide to that fund's Board, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which the expenditures were made. Rule 12b-1 also provides that a fund may rely on that Rule only if, while a Plan is in effect, the nomination and selection of that fund's independent directors is committed to the discretion of such independent directors.

         For the year ended December 31, 1999, Legg Mason incurred the following expenses in connection with distribution and shareholder services for each of the following funds:


                                     Global       International       Emerging
                                  Income Trust     Equity Trust    Markets Trust

Sales and commissions                      $                $          $

Retail branch distribution/
          Sales Management

Promotion and advertising/
          Funds Marketing

Printing and mailing

Administration and overhead
                                ------------------------------------------------
Total expenses                             $                $          $
                                ------------------------------------------------

         During the period January 1, 1999 to October 5, 1999, LMFP incurred the following expenses with respect to Primary Class shares and Class A shares of Europe Fund:

                                           Primary Class
                                              Shares           Class A Shares

Sales and commissions                            $                    $

Retail branch distribution/
          Sales Management

Promotion and advertising/
          Funds Marketing

Printing and mailing

Administration and overhead
                                         ---------------------------------------
Total expenses                                   $                    $

         During the period October 6, 1999 to December 31, 1999, Legg Mason incurred the following expenses with respect to Primary Class shares and Class A shares of Europe Fund:

                                            Primary Class
                                               Shares           Class A Shares

Sales and commissions                             $                    $

Retail branch distribution/
          Sales Management

Promotion and advertising/
          Funds Marketing

Printing and mailing

Administration and overhead
                                         ---------------------------------------
Total expenses                                    $                    $

         The foregoing are estimated and do not include all expenses fairly allocable to LMFP's, Legg Mason's or their affiliates' efforts to distribute Primary Class shares or Class A shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the years ended December 31, 1999 and 1998, Global Income Trust's portfolio turnover rates were _______% and 288%, respectively. For the years ended December 31, 1999 and 1998, International Equity Trust's portfolio turnover rates were ________% and 72%, respectively. For the years ended December 31, 1999 and 1998, Emerging Market Trust's portfolio turnover rates were ______% and 77%, respectively. For the years ended December 31, 1999 and 1998, Europe Fund's portfolio turnover rates were ______% and 103%, respectively.

         Under each Advisory Agreement, each fund's adviser is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, each adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, each adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, each adviser may give consideration to research and statistical services furnished by brokers or dealers to that adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker-dealers a higher brokerage commission than may be charged by other broker-dealers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to each adviser or sub-adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser from broker-dealers executing orders for clients other than the funds may be used for the funds' benefit. Each adviser's or sub-adviser's fee is not reduced by reason of its receiving such brokerage and research services. For the years ended December 31, 1999, 1998, and 1997, Global Income Trust paid no brokerage commissions.

           For the years ended December 31, 1999, 1998, and 1997, International Equity Trust paid $______________, $627,793 and $556,869, respectively in brokerage commissions. For the years ended December 31, 1999, 1998, and 1997, Emerging Markets Trust paid $___________, $297,253, and $496,536 in brokerage commissions. For the years ended December 31, 1999, 1998, and 1997, Europe Fund paid $_______, $700,947, and $363,662 in brokerage commissions.

         Although Global Income does not expect to purchase securities on a commission basis, each fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, a fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Except as permitted by SEC rules or orders, no fund may buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from retaining compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each Advisory Agreement expressly provides such consent.

         Investment decisions for each fund are made independently from those of other funds and accounts advised by LMFA, Batterymarch, Western, Western Asset Ltd. or Lombard Odier. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation authorize the Corporation to issue one billion two hundred fifty million shares of common stock par value $.001 per share and to create additional series, each of which may issue separate classes of shares. Each fund currently offers Primary Class shares and Navigator Class shares. Europe Fund also offers Class A shares. Classes of shares of each fund represent interests in the same pool of assets of that fund. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses.

         The Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes of fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate actions. Shareholders of the funds are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the funds are fully paid and nonassessable and have no preemptive or conversion rights.

                         THE CORPORATION'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as the custodian of the Trust. The Chase Manhattan Bank, N.A., 1 Chaseside, Bournemouth, Dorset BH7 7DB, England, is the sub-custodian for Europe Fund. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Each fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                         THE CORPORATION'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to the Corporation.

                    THE CORPORATION'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, serves as the Corporation's independent accountants.

                              FINANCIAL STATEMENTS

                                [TO BE INSERTED}

                                                                      APPENDIX A

                              RATINGS OF SECURITIES


DESCRIPTION  OF MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S")  CORPORATE  BOND
RATINGS:

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:

obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS
         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba: An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS
         PRIME-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term debt obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS
A-1
A short-term obligation rated `A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                          Legg Mason Global Trust, Inc.

Part C.  OTHER INFORMATION
         -----------------

Item 23.  EXHIBITS
          --------

            (a)   (i)    Articles of Incorporation (4)
                  (ii)   Articles  Supplementary (4)
                  (iii)  Articles   of   Amendment   (4)
                  (iv)   Articles Supplementary (2)
                  (v)    Articles of Amendment (4)
                  (vi)   Articles of Amendment (7)
                  (vii)  Articles of Amendment - filed herewith

            (b)   By-Laws (4)

            (c)   Specimen security -- not applicable

            (d)   (i)  Investment  Advisory  Agreement --  International  Equity
                       Trust (1)
                  (ii) Management Agreement -- International Equity Trust (1)
                  (iii)Amended Investment Advisory Agreement -- Global Trust (4)
                  (iv) (A) Investment Sub-Advisory Agreement -- Global Income Trust - filed herewith
                       (B)  Sub-Administration Agreement  --   Global     Income
                            Trust (5)
                  (v)  Management Agreement -- Global Income Trust (1)
                  (vi) Investment  Advisory   Agreement  --   Emerging   Markets
                       Trust (3)
                  (vii)Management Agreement -- Emerging Markets Trust (3)
                  (viii)Form  of   Investment   Advisory  and   Administration
                        Agreement -- Europe Fund (7)
                  (ix) Form of Sub-Advisory Agreement -- Europe Fund (7)

            (e)   Underwriting Agreement
                  (i)   Global Income Trust (4)
                  (ii)  International Equity Trust (4)
                  (iii) Emerging Markets Trust (3)
                  (iv)  Form of Distribution Agreement -- Europe Fund (7)

            (f)   Bonus, profit sharing or pension plans -- none

            (g)   (i)  Custodian  Agreement  (4)  (ii)  Amendment  to  Custodian
                       Agreement (4)

            (h)   (i)  Transfer Agency and Service Agreement (4)
                  (ii) Credit Agreement (5)
                  (iii)Credit Agreement Amendment (6)

            (i)   Opinion and consent of counsel -  to be filed

            (j)   Accountant's consent - to be filed

            (k)   Financial statements omitted from Item 22 -- none

            (l)   Agreement for  providing initial capital (4)

            (m)   Plan  pursuant to Rule 12b-1
                  (i)  Global Income Trust (4)
                  (ii) International Equity Trust (4)
                  (iii) Emerging Markets Trust (3)

                  (iv) Europe Fund - Class A Plan (7)
                  (v)  Europe Fund - Primary Class Plan (7)

            (n)    Financial Data Schedule - not applicable

            (o)    Rule 18f-3 Plan
                  (i)  Form of Rule 18f-3 Plan - Europe Fund (7)
                  (ii) Form  of  Rule   18f-3  Plan  -  Global   Income   Trust,
                       International Equity Trust and Emerging Markets Trust (8)

(1) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the registration statement, SEC File No. 33-56672, filed August 31, 1995.

(2) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-56672, filed February 16, 1996.

(3) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-56672, filed November 18, 1996.

(4) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the registration statement, SEC File No. 33-56672, filed April 30, 1997.

(5) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-56672, filed April 30, 1998.

(6) Incorporated by reference to corresponding exhibit of Bartlett Capital Trust's Registration Statement, Post-Effective Amendment No. 27, SEC File No. 2-80648, filed March 2, 1999.

(7) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-56672, filed July 2, 1999.

(8) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 18 to the registration statement, SEC File No. 33-56672, filed September 15, 1999.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

            None.

Item 25.  INDEMNIFICATION
          ---------------

            This item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 15 to the registration statement, SEC File No. 33-56672, filed April 30, 1999.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

            I. Legg Mason Fund Adviser, Inc. ("LMFA"), investment manager to the Registrant, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. Information as to the officers and directors of LMFA is included in its Form ADV that was most recently amended on November 9, 1999 and is on file with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

            II. Western Asset Management Company ("Western"), investment adviser to Registrant's Legg Mason Global Income Trust, is a registered investment adviser incorporated on October 5, 1971. Western is engaged primarily in the investment advisory business. Information as to the officers and directors of

Western is included in its Form ADV that was most recently amended on June 22, 1999 and is on file with the Securities and Exchange Commission (registration number 801-08162) and is incorporated herein by reference.

            III. Batterymarch Financial Management, Inc. ("Batterymarch"), investment adviser to Registrant's Legg Mason International Equity Trust and Legg Mason Emerging Markets Trust, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV that was most recently amended on June 25, 1999 and is on file with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

            IV. Western Asset Global Management Limited ("Western Asset Global"), investment sub-adviser to the Registrant's Legg Mason Global Income Trust, is a corporation organized under the laws of the United Kingdom, is registered with the Securities and Exchange commission as an investment adviser and is regulated by the Investment Management Regulatory Organization under the UK Financial Services Act of 1986. Western Asset Global has provided management of global and international fixed income portfolios since its inception. It does not manage assets for any other investment company. Information as to the officers and directors of Western Asset Global is included in its Form ADV that was most recently amended on June 22, 1999 and is on file with the Securities and Exchange Commission (registration number 801-21068) and is incorporated herein by reference.

            V. Lombard Odier International Portfolio Management Limited ("Lombard Odier") serves as investment sub-adviser to the Registrant's Legg Mason Europe Fund. Lombard Odier, which was incorporated in England and Wales in 1978, is a registered investment adviser and a wholly owned subsidiary of Lombard Odier Holdings U.K., Ltd. which in turn is wholly owned by Lombard, Odier & Cie. Lombard Odier specializes in advising and managing investment portfolios for institutional clients. Information as to the officers and managing directors of Lombard Odier is included in its Form ADV, as filed with the SEC (registration number 801-14606), and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS
          ----------------------

          (a)   Legg Mason Cash Reserve Trust
                Legg Mason Special Investment Trust, Inc.
                Legg Mason Value Trust, Inc.
                Legg Mason Tax-Exempt Trust, Inc.
                Legg Mason Income Trust, Inc.
                Legg Mason Total Return Trust, Inc.
                Legg Mason Tax-Free Income Fund
                Legg Mason Investors Trust, Inc.
                Legg Mason Focus Trust, Inc.
                Legg Mason Light Street Trust, Inc.
                Legg Mason Investment Trust, Inc.
                LM Institutional Fund Advisors I, Inc.
                LM Institutional Fund Advisors II, Inc.

          (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  Raymond A. Mason                Chairman of the       None
                                  Board and
                                  Director

  James W. Brinkley               President,            None
                                  Chief Operating
                                  Officer and
                                  Director

  Edmund J. Cashman, Jr.          Senior                None
                                  Executive Vice
                                  President and
                                  Director

  Richard J. Himelfarb            Senior                None
                                  Executive Vice
                                  President and
                                  Director

  Edward A. Taber III             Senior                Director
                                  Executive Vice
                                  President

  Robert G. Donovan               Executive Vice        None
                                  President


  Robert A. Frank                 Executive Vice        None
                                  President

  Robert G. Sabelhaus             Executive Vice        None
                                  President

  Timothy C. Scheve               Executive Vice        None
                                  President and
                                  Treasurer and
                                  Director

  Manoochehr Abbaei               Senior Vice           None
                                  President

  Charles A. Bacigalupo           Senior Vice           None
                                  President and
                                  Secretary

  F. Barry Bilson                 Senior Vice           None
                                  President

  D. Stuart Bowers                Senior Vice           None
                                  President

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  W. William Brab                 Senior Vice           None
                                  President

  Deepak Chowdhury                Senior Vice           None
  255 Alhambra Circle             President
  Suite 810
  Coral Gables, FL  33134

  Thomas M. Daly, Jr.             Senior Vice           None
                                  President

  Jeffrey W. Durkee               Senior Vice           None
                                  President

  Harry M. Ford, Jr.              Senior Vice           None
                                  President

  Dennis A. Green                 Senior Vice           None
                                  President

  Thomas E. Hill                  Senior Vice           None
  218 N. Washington Street        President
  Suite 31
  Easton, MD  21601

  Arnold S. Hoffman               Senior Vice           None
  1735 Market Street              President
  Philadelphia, PA  19103

  Carl Hohnbaum                   Senior Vice           None
  2500 CNG Tower                  President
  625 Liberty Avenue
  Pittsburgh, PA  15222

  William B. Jones, Jr.           Senior Vice           None
  1747 Pennsylvania Avenue,       President
  N.W.
  Washington, D.C.  20006

  Theodore S. Kaplan              Senior Vice           None
                                  President

  Laura L. Lange                  Senior Vice           None
                                  President

  Horace M. Lowman, Jr.           Senior Vice           None
                                  President and
                                  Asst. Secretary

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  Marvin H. McIntyre              Senior Vice           None
  1747 Pennsylvania Avenue,       President
  N.W.
  Washington, D.C.  20006

  Thomas P. Mulroy                Senior Vice           None
                                  President

  Jonathan M. Pearl               Senior Vice           None
                                  President

  Mark I. Preston                 Senior Vice           None
                                  President

  Robert F. Price                 Senior Vice           None
                                  President and
                                  General Counsel

  Thomas L. Souders               Senior Vice           None
                                  President and
                                  Chief Financial
                                  Officer

  Elisabeth N. Spector            Senior Vice           None
                                  President

  Joseph A. Sullivan              Senior Vice           None
                                  President

  Richard L. Baker                Vice President        None

  William H. Bass, Jr.            Vice President        None

  Nathan S. Betnun                Vice President        None

  John C. Boblitz                 Vice President        None

  Andrew J. Bowden                Vice President        None
                                  and
                                  Deputy General
                                  Counsel

  Edwin J. Bradley, Jr.           Vice President        None

  Carol A. Brown                  Vice President        None

  Scott R. Cousino                Vice President        None

  Thomas W. Cullen                Vice President        None

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  Charles J. Daley, Jr.           Vice President        None
                                  and Controller

  Norman C. Frost, Jr.            Vice President        None

  James E. Furletti               Vice President        None

  John R. Gilner                  Vice President        None

  Daniel R. Greller               Vice President        None

  Richard A. Jacobs               Vice President        None

  C. Gregory Kallmyer             Vice President        None
  56 West Main Street
  Newark, DE  19702

  Kurt A. Lalomia                 Vice President        None

  Edward W. Lister, Jr.           Vice President        None

  Theresa McGuire                 Vice President        None

  Julia A. McNeal                 Vice President        None

  Gregory B. McShea               Vice President        None

  Edward P. Meehan                Vice President        None
  12021 Sunset Hills Road
  Suite 100
  Reston, VA  20190

  Thomas C. Merchant              Vice President        None
                                  and Assistant
                                  General Counsel

  Paul Metzger                    Vice President        None

  Mark C. Micklem                 Vice President        None
  1747 Pennsylvania Ave.,
  N.W.
  Washington, DC  20006

  John A. Moag, Jr.               Vice President        None

  Hance V. Myers, III             Vice President        None
  1100 Poydras St.
  New Orleans, LA  70163

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  Ann O'Shea                      Vice President        None

  Robert E. Patterson             Vice President        None
                                  and Deputy
                                  General Counsel

  Gerard F. Petrik, Jr.           Vice President        None

  Douglas F. Pollard              Vice President        None

  Judith L. Ritchie               Vice President        None

  Thomas E. Robinson              Vice President        None

  Theresa M. Romano               Vice President        None

  James A. Rowan                  Vice President        None
  1747 Pennsylvania Avenue,
  N.W.
  Washington, D.C.  20006

  Douglas M. Schmidt              Vice President        None

  B. Andrew Schmucker             Vice President        None
  1735 Market Street
  Philadelphia, PA  19103

  Robert W. Schnakenberg          Vice President        None

  Henry V. Sciortino              Vice President        None
  1735 Market St.
  Philadelphia, PA 19103

  Chris A. Scitti                 Vice President        None

  Eugene B. Shephard              Vice President        None
  1111 Bagby St.
  Houston, TX  77002-2510

  Lawrence D. Shubnell            Vice President        None

  Jane Soybelman                  Vice President        None

  Alexsander M. Stewart           Vice President        None

  L. Kay Strohecker                Vice President       None

  Joseph E. Timmins III           Vice President        None

  Name and Principal              Position              Positions and Offices
  Business Address*               and Offices           with Registrant
                                  with
                                  Underwriter -
                                  LMWW

--------------------------------------------------------------------------------

  Joyce Ulrich                    Vice President        None

  William A. Verch                Vice President        None

  Sheila M. Vidmar                Vice President        None
                                  and Deputy
                                  General Counsel

  Lewis T. Yeager                 Vice President        None

  Carol Converso-Burton           Assistant Vice        None
                                  President

  Diana L. Deems                  Assistant Vice        None
                                  President and
                                  Assistant
                                  Controller

  Ronald N. McKenna               Assistant Vice        None
                                  President

  Suzanne E. Peluso               Assistant Vice        None
                                  President

  Lauri F. Smith                  Assistant Vice        None
                                  President

  Janet B. Straver                Assistant Vice        None
                                  President

  Leslee Stahl                    Assistant             None
                                  Secretary

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

      (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

         State Street Bank and Trust Company and   Legg Mason Fund Adviser, Inc.
         P.O. Box 1713                             100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29.  MANAGEMENT SERVICES
          -------------------

            None

Item 30.  UNDERTAKING
          -----------

            None

                                 SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective amendment No. 19 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 25th day of February, 2000.

                                          LEGG MASON GLOBAL TRUST, INC.



                                          By: /s/ Marie K. Karpinski
                                              ----------------------
                                             Marie K. Karpinski
                                             Vice President and Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

                              Chairman of the Board         February 25, 2000
/s/ John F. Curley, Jr.*      and Director
-----------------------
John F. Curley, Jr.



/s/ Edward A. Taber, III*     President and Director        February 25, 2000
-------------------------
Edward A. Taber, III



/s/ Richard G. Gilmore*       Director                      February 25, 2000
-----------------------
Richard G. Gilmore



/s/ Arnold L. Lehman*         Director                      February 25, 2000
-----------------------
Arnold L. Lehman



/s/ Jill E. Mcgovern*         Director                      February 25, 2000
-----------------------
Jill E. Mcgovern



/s/ T.A. Rodgers*             Director                      February 25, 2000
-----------------------
T. A. Rodgers



-----------------------
Nelson A. Diaz                Director                      __________________



/s/ Marie K. Karpinski        Vice President                February 25, 2000
-----------------------       and Treasurer
Marie K. Karpinski


* Signatures affixed by Marc R. Duffy pursuant to a power of attorney dated November 12, 1999, a copy of which is filed herewith.

                                 EXHIBIT INDEX

Articles of Amendment to Articles of Incorporation          (a)(vii)

Investment Sub-Advisory Agreement                           (d)(iv)(A)